UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    --------

                                   FORM N-CSR

                                    --------

             CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  INVESTMENT COMPANY ACT FILE NUMBER 811-8572

                              BISHOP STREET FUNDS
               (Exact name of registrant as specified in charter)

                                    --------


                                2 Oliver Street
                                Boston, MA 02109
              (Address of principal executive offices) (Zip code)

                               DST Systems, Inc.
                             Kansas City, MO 64141
                    (Name and address of agent for service)

        REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 610-254-1000

                   DATE OF FISCAL YEAR END: DECEMBER 31, 2003

                  DATE OF REPORTING PERIOD: DECEMBER 31, 2003

ITEM 1.           REPORTS TO STOCKHOLDERS.



[Background Compass Graphic Omitted]

BISHOP STREET
    FUNDS


ANNUAL REPORT
DECEMBER 31, 2003


EQUITY FUND
STRATEGIC GROWTH FUND
TAX MANAGED EQUITY FUND
HIGH GRADE INCOME FUND
HAWAII MUNICIPAL BOND FUND
MONEY MARKET FUND
TREASURY MONEY MARKET FUND


INVESTMENT ADVISER
BISHOP STREET
CAPITAL MANAGEMENT


[BISHOP STREET FUNDS Logo Omitted]
    YOUR AVENUE
TO SOUND INVESTMENT

[Background Graphic Omitted]

                               The Bishop Street
                           Hawaii Municipal Bond Fund


Taxes can take a bite out of your income.
The Hawaii Municipal Bond Fund may
help reduce that tax burden.

If you are:
o Seeking high current income substantially exempt from federal and Hawaii state income taxes.
o Willing to accept the risk of investing in a portfolio of municipal securities.

Then you should consider adding the Hawaii
Municipal Bond Fund to your portfolio.

o Invests primarily in Hawaii Municipal Bonds.
o Active portfolio management.
o High-quality investment portfolio.

Visit us at
www.bishopstreetfunds.com
or call 1-800-262-9565
today to discover how the
Bishop Street Funds Hawaii
Municipal Bond Fund can
help diversify your portfolio.


    THIS INFORMATION MUST BE PRECEDED OR ACCOMPANIED BY A PROSPECTUS FOR THE BISHOP STREET FUNDS. PLEASE READ THE PROSPECTUS CAREFULLY BEFORE INVESTING
     OR SENDING MONEY. INVESTMENT IN MUTUAL FUNDS INVOLVES RISK, INCLUDING POSSIBLE LOSS OF PRINCIPAL. CERTAIN SHAREHOLDERS MAY BE SUBJECT TO THE
   ALTERNATIVE MINIMUM TAX (AMT). FEDERAL INCOME TAX RULES WILL APPLY TO ANY CAPITAL GAINS DISTRIBUTIONS. IN ADDITION TO THE NORMAL RISKS ASSOCIATED WITH INVESTING, NARROWLY FOCUSED INVESTMENTS TYPICALLY EXHIBIT HIGHER VOLATILITY. THE BISHOP STREET FUNDS ARE DISTRIBUTED BY SEI INVESTMENTS DISTRIBUTION CO.,
WHICH IS NOT AFFILIATED WITH FIRST HAWAIIAN BANK, BANK OF THE WEST, OR BANCWEST
 CORPORATION. BANCWEST CORPORATION IS A WHOLLY-OWNED SUBSIDIARY OF BNP PARABAS.

   --------------------------------------------------------------------------
               Not FDIC Insured No Bank Guarantee May Lose Value
   --------------------------------------------------------------------------

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                                 BISHOP STREET
                               TABLE OF CONTENTS
                                     FUNDS
--------------------------------------------------------------------------------

      LETTER TO SHAREHOLDERS .............................................    2

      INVESTMENT ADVISER'S REPORT ........................................    4

      EQUITY FUND
            Management Discussion ........................................    7
            Statement of Net Assets ......................................    9

      STRATEGIC GROWTH FUND
            Management Discussion ........................................   14
            Statement of Net Assets ......................................   16

      TAX MANAGED EQUITY FUND
            Management Discussion ........................................   19
            Statement of Net Assets ......................................   21

      HIGH GRADE INCOME FUND
            Management Discussion ........................................   25
            Statement of Net Assets ......................................   27

      HAWAII MUNICIPAL BOND FUND
            Management Discussion ........................................   33
            Statement of Net Assets ......................................   35

      MONEY MARKET & Treasury Money Market Funds
            Management Discussion ........................................   45
            Statements of Net Assets .....................................   47

      STATEMENTS OF OPERATIONS ...........................................   54

      STATEMENTS OF CHANGES IN NET ASSETS ................................   56

      FINANCIAL HIGHLIGHTS ...............................................   60

      NOTES TO FINANCIAL STATEMENTS ......................................   64

      REPORT OF INDEPENDENT AUDITORS .....................................   72

      NOTICE TO SHAREHOLDERS .............................................   73

      BOARD OF TRUSTEES AND OFFICERS .....................................   74

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                                 BISHOP STREET
                             LETTER TO SHAREHOLDERS
                                       FUNDS
--------------------------------------------------------------------------------

[Gregory E. Ratte Photo Omitted]


The litany of investor woes by the end of 2002 was considerable. It was the third down year for the equity markets, the S&P 500 Composite Index had produced its worst year since 1974, profit growth had been disappointing, corporate scandals had rocked market confidence, the world continued to be demonstrably unsafe, and the U.S. was close to declaring war on Iraq. On the economic front, U.S. employment continued to erode, business confidence was terrible, the dollar was weak, and Mideast tensions were sending the price of oil to more than $30 per barrel.

There were grounds for some cautious optimism, including the very easy monetary and fiscal policies of the Fed and Bush Administration, the enduring resilience of the U.S. consumer, and a budding recovery in corporate profits. Yet even those of us in the optimistic camp looked forward to a year of gradual recovery, not a "V" shaped rebound.

So what did 2003 actually look like? In a word, SPECTACULAR. The Dow Jones Index returned 28.3%, the S&P 500 Composite Index 28.7%, and the NASDAQ Composite Index recorded a blistering 50.7% return, reaching an almost two-year high (although still some 50% plus below its bubble peak). Overseas, international markets also rallied, outpacing even the strong U.S. market.

Importantly, the underlying fundamentals in many ways justified the market's move in 2003, and were in their own way just as spectacular. Once uncertainty over Iraq dissipated, the economic underpinning of the market firmed dramatically. At the same time, the Bush Administration's highly stimulative tax plan sailed through Congress and the Fed continued to aggressively pursue its very easy monetary policy, reducing short-term interest rates to a 40-year low of 1%. As a result, Gross Domestic Product growth accelerated throughout the year;

Bishop Street Funds                     2

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                                                    [Bishop Street Logo Omitted]

--------------------------------------------------------------------------------

by the third-quarter, the economy was expanding at an 8.2% annualized rate--a 20-year high!

Perhaps most important to the market, however, was the impact of the improving economy on corporate profits. Having reduced expenses and cut back spending during the slowdown, companies found themselves with considerable leverage to the better economic environment, and corporate profit growth accelerated dramatically. In fact, both demand and productivity were so strong in 2003 that profits for U.S. corporations expanded at the fastest rate since 1999 and were ahead of Wall Street's forecasts for the first time since 1995. Analyst estimates are actually being revised upward after years of consistent downside disappointments.

Overall, while we expect 2004 to be another positive year for equity investors (acknowledging the terrorism risk caveat), chances are returns will be lower than in 2003. We also expect that unlike 2003, when 460 of 500 stocks in the S&P 500 Composite Index were up for the year, it will be easier to lose money if investors are not careful. The key in this environment will be to focus on companies with strong cash flows and disciplined management in expanding areas of the economy with reasonable valuations.

Thank you for your continued support and confidence.

Sincerely,



/s/ Gregory E. Ratte

Gregory E. Ratte
President and Chief Investment Officer
Bishop Street Capital Management


December 31, 2003                       3              www.bishopstreetfunds.com

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                                 BISHOP STREET
                          INVESTMENT ADVISER'S REPORT
                                     FUNDS
--------------------------------------------------------------------------------

INVESTMENT ADVISER'S REPORT

2004 -- CAN THE CONSENSUS EVER BE RIGHT?

Unlike 2003 when there was sharp disagreement between the bulls and the bears on the U.S. economy, there is a broad consensus on the outlook for 2004.

Specifically:

      [] U.S. GDP growth of 4-5%
      [] No Fed tightening until mid-year at the earliest
      [] 10-12% growth in S&P 500 profits
      [] A weaker U.S. dollar relative to our trading partners

In fact, we find ourselves generally in agreement with these consensus forecasts. The trouble is the consensus expectations have an odd way of being confounded, so it's worth looking at where each of these forecasts might prove either too sanguine or too cautious.

THE ECONOMY

There are just too many positives not to be optimistic. Fiscal and monetary policy is still as accommodative as ever. Furthermore, with the upcoming election, the chances of higher taxes or an aggressive Fed tightening before November are pretty remote. Even more importantly for the economy, increasing business investment, as corporations gain confidence in the sustainability of the recovery and begin to expand capacity and build inventories, should spur the "virtuous circle" of confidence leading to spending, spending to investment, and investment to employment. Indeed, while concern about the exportation of U.S. jobs to China and India garnered a fair share of 2003's national discussion, recent data shows declining unemployment claims and higher household employment and the intimation of job growth down the pike. FOR ALL THESE REASONS, IF THE CONSENSUS IS WRONG ABOUT GDP GROWTH, IT'S LIKELY TO BE TOO LOW, NOT TOO HIGH.


Bishop Street Funds                     4

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                                              [Bishop Street Funds Logo Omitted]
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THE FED

There is more controversy here. Despite efforts to be more open in its intentions, the Fed whip-sawed the markets in 2003 with confusing messages; we foresee more of the same for 2004. To start, the current Fed stance, citing scant inflationary pressures in the system, calls for the maintenance of current policy for a "considerable" time. The trouble is, no one knows how long "considerable" will end up being. GIVEN THE STRENGTH IN THE ECONOMY, THE WEAKNESS IN THE DOLLAR, AND THE RECOVERY IN THE STOCK MARKET, IF THE CONSENSUS IS WRONG, FED HIKES WILL PROBABLY COME SOONER THAN LATER. At the very least, even a change in the language of the Fed's policy pronouncements will lead the bond market to tighten on its own accord by pushing longer-term interest rates higher before the Fed acts on the short-end.

CORPORATE PROFITS

We believe that after being burned by their own overheated predications during the bubble period, analysts are, if anything, underestimating the earnings potential of the companies that comprise the S&P 500 Composite Index. For three consecutive quarters (the 2nd, 3rd and 4th quarters of 2003), they have had to raise their profit estimates, with actual operating profits even exceeding those higher expectations in every quarter. With the economy on firmer footing, the weak dollar improving corporate competitiveness, repaired balance sheets and bare-bones cost structures, U.S. companies should still be able to deliver upside surprises. At some point, rising interest rates and the need to expand investment and employment to stay competitive will begin to pressure profitability; at that point, earnings growth will slow. BUT IN THE NEAR-TERM, IF THE CONSENSUS OPINION ON PROFITS IS WRONG, IT'S LIKELY BECAUSE OF BEING TOO LOW.






December 31, 2003                       5              www.bishopstreetfunds.com

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                                 BISHOP STREET
                              MANAGEMENT DISCUSSION
                                     FUNDS
--------------------------------------------------------------------------------

THE DOLLAR

This is the trickiest call of all. Essentially, we see the level of the dollar as the canary in the coal mine for both the global economy and global capital markets. The voracious U.S. appetite for imports and the ballooning federal budget deficit, along with the still dominant role of the dollar as a global reserve currency, all mean that a significant move in the dollar up or down has repercussions everywhere. Since its peak in 2002, the decline in the dollar, though dramatic against the Euro, has been steady enough that the real economy and the markets have been able to adapt. A lower dollar improved U.S. competitiveness and moderated the recession, while an avoidance of a dollar panic enabled the U.S to continue financing its current account deficit while not forcing up either interest rates or inflation. However, if the currency decline should turn into a rout or, less likely, should the dollar rally dramatically, the imbalances that would be created would undermine all of the other three forecasts. IN OUR OPINION, THE RISK IS THAT IF THE CONSENSUS OF A MODERATELY WEAKER DOLLAR IS WRONG, IT WILL BE BECAUSE OF STRENGTH, NOT WEAKNESS.

THE BOTTOM LINE

We believe 2004 will be another good year for the stock market, but tougher for fixed-income investors. There appears to be enough traction in the economy to sustain the recovery and fuel continued profit growth. On the other hand, inflationary pressures should be building by year-end, providing a head wind for the bond market.

Bishop Street Funds                     6

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                                              [Bishop Street Funds Logo Omitted]
--------------------------------------------------------------------------------

Equity Fund
--------------------------------------------------------------------------------


For the year ended December 31, 2003, the total return for the Bishop Street Equity Fund Institutional Class Shares was 26.6%, a welcome return to strong positive gains after a very difficult three years. In general, the Fund benefited most from good stock picking in biopharmaceuticals, industrial machinery, software, semiconductors, and telecommunications. Relative to the market, the strong quality bias in the portfolio proved to be a drag as smaller, riskier companies strongly outperformed higher-quality and large companies last year.

Looking ahead, unlike 2003 when 460 of 500 stocks in the S&P 500 Composite Index were up for the year, it will be easier to lose money in 2004 if investors are not careful. Our strategy in this environment will be to focus on companies with strong cash flows and disciplined management, operating in expanding areas of the economy with reasonable valuations. We have also emphasized companies and sectors, which have traditionally benefited during periods of strong economic growth and favorable financial market environments.






December 31, 2003                       7              www.bishopstreetfunds.com

Equity Fund
--------------------------------------------------------------------------------





                             PERFORMANCE COMPARISON
        COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT IN THE BISHOP STREET EQUITY FUND, INSTITUTIONAL CLASS OR CLASS A, VERSUS THE S&P 500
       COMPOSITE INDEX, THE CONSUMER PRICE INDEX AND THE LIPPER DOMESTIC
                               EQUITY AGGREGATE.

[Line Graphic Omitted] Plot points are as follows:

            Bishop Street    Bishop Street    S&P 500        Consumer         Lipper
            Equity Fund,     Equity Fund,    Composite        Price          Domestic
       Institutional Class#   Class A#+       Index           Index       Equity Aggregate

1/31/97        10,000            9,425        10,000          10,000           10,000
6/97           11,105           10,466        11,351          10,060           10,844
12/97          12,032           11,340        12,552          10,151           11,919
6/98           14,165           13,351        14,775          10,201           13,257
12/98          16,008           15,088        16,139          10,293           13,645
6/99           17,807           16,784        18,137          10,386           15,144
12/99          19,909           18,739        19,535          10,553           17,140
6/00           19,698           18,497        19,453          10,765           17,910
12/00          16,684           15,649        17,757          10,906           17,277
6/01           13,901           12,281        16,567          11,115           16,389
12/01          12,411           10,947        15,646          11,070           15,524
6/02           10,269            9,045        13,587          11,226           13,838
12/02           9,301            8,192        12,187          11,338           12,316
6/03           10,342            9,091        13,621          11,463           13,912
12/03          11,778           10,348        15,683          11,543           16,167

           PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE.

          # Account value if you reinvested income and capital gains.

                         AVERAGE ANNUAL TOTAL RETURNS++
-----------------------------------------------------------
      ONE        ANNUALIZED      ANNUALIZED     ANNUALIZED
     YEAR          3 YEAR          5 YEAR        INCEPTION
    RETURN         RETURN          RETURN         TO DATE
-----------------------------------------------------------
    26.62%         -10.96%         -5.95%         2.54%    Institutional Class*
-----------------------------------------------------------
    26.31%         -11.15%         -6.17%+       -7.38%    Class A**
-----------------------------------------------------------
    19.00%         -12.88%         -7.27%+       -8.58%    Class A, with load***
-----------------------------------------------------------
   *  Commenced operations on 01/30/97.
  **  Commenced operations on 06/14/99.
 ***  Reflects 5.75% sales charge.
   + Prior performance information represents performance of the Institutional Class, which was offered on 01/30/97. Institutional Class performance has been adjusted to reflect the Class A sales charge, but has not been adjusted to reflect Class A Rule 12b-1 fees and expenses. Had that adjustment been made, performance would be lower than that shown.
  ++ Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Bishop Street Funds                     8

Equity Fund
--------------------------------------------------------------------------------
                            TOP TEN EQUITY HOLDINGS*

  ----------------------------------------------------------------------------
                                                          Percentage of
                                                          Investments*
  ----------------------------------------------------------------------------
   1.  Pfizer                                                 4.6%
  ----------------------------------------------------------------------------
   2.  American International Group                           3.1%
  ----------------------------------------------------------------------------
   3.  General Electric                                       3.0%
  ----------------------------------------------------------------------------
   4.  Johnson & Johnson                                      3.0%
  ----------------------------------------------------------------------------
   5.  Wells Fargo                                            2.6%
  ----------------------------------------------------------------------------
   6.  Microsoft                                              2.6%
  ----------------------------------------------------------------------------
   7.  Citigroup                                              2.6%
  ----------------------------------------------------------------------------
   8.  Wal-Mart Stores                                        2.5%
  ----------------------------------------------------------------------------
   9.  Morgan Stanley                                         2.4%
  ----------------------------------------------------------------------------
  10.  Exxon Mobil                                            2.3%
  ----------------------------------------------------------------------------
*EXCLUDES SECURITIES PURCHASED WITH CASH COLLATERAL RECEIVED FROM SECURITIES LENDING.

                             STATEMENT OF NET ASSETS


                                                                        Market
                                                                         Value
      Shares                                                             (000)
      ------                                                            ------


                              COMMON STOCK -- 99.0%
CONSUMER DISCRETION -- 12.8%
     77,105    Brinker International* (A)                              $  2,557
     47,310    Carnival (A)                                               1,880
     53,020    Clear Channel Communications* (A)                          2,483
     51,492    Home Depot                                                 1,827
     66,383    InterActiveCorp* (A)                                       2,252
     26,710    Michaels Stores                                            1,181
     32,630    Omnicom Group (A)                                          2,850
     20,634    Target                                                       792
     36,414    Univision Communications, Cl A* (A)                        1,445
     67,155    Viacom, Cl B*                                              2,980
                                                                       --------
                                                                         20,247
                                                                       --------
CONSUMER STAPLES -- 8.3%
     25,410    Anheuser-Busch                                             1,339
     55,090    PepsiCo                                                    2,568
     27,710    Procter & Gamble                                           2,768
     67,940    Sysco                                                      2,529


December 31, 2003                       9              www.bishopstreetfunds.com

Equity Fund
--------------------------------------------------------------------------------






                             Statement of Net Assets
                                   (CONTINUED)

                                                                        Market
                                                                         Value
     Shares                                                              (000)
     ------                                                             ------

CONSUMER STAPLES (CONTINUED)
     73,760    Wal-Mart Stores                                         $  3,913
                                                                       --------
                                                                         13,117
                                                                       --------
ENERGY -- 6.5%
     25,870    Devon Energy                                               1,481
     87,240    Exxon Mobil                                                3,577
     94,350    GlobalSantaFe (A)                                          2,342
     53,138    Schlumberger Ltd. (A)                                      2,908
                                                                       --------
                                                                         10,308
                                                                       --------
FINANCIALS -- 20.9%
     35,090    Allstate                                                   1,510
     22,980    AMBAC Financial Group                                      1,595
     31,683    American Express (A)                                       1,528
     73,245    American International Group                               4,855
     38,302    Bank of America                                            3,081
     85,193    Citigroup                                                  4,135
     28,580    Goldman Sachs Group                                        2,822
     55,720    Mellon Financial                                           1,789
     65,960    Morgan Stanley                                             3,817
     90,917    Travelers Property Casualty, Cl B                          1,543
     54,150    Washington Mutual                                          2,172
     71,040    Wells Fargo                                                4,183
                                                                       --------
                                                                         33,030
                                                                       --------
HEALTH CARE -- 15.8%
     26,676    Accredo Health*                                              843
     57,330    Amgen*                                                     3,543
     44,580    Baxter International                                       1,361
     32,125    Boston Scientific*                                         1,181
     37,561    Forest Laboratories*                                       2,321
     15,581    Genzyme* (A)                                                 769
     21,272    Gilead Sciences*                                           1,237
     90,919    Johnson & Johnson                                          4,697
    205,860    Pfizer                                                     7,273
     29,017    UnitedHealth Group                                         1,688
                                                                       --------
                                                                         24,913
                                                                       --------
INDUSTRIALS -- 11.0%
     22,632    3M                                                         1,924
     25,560    General Dynamics                                           2,310
    151,865    General Electric                                           4,705
     33,410    Illinois Tool Works (A)                                    2,803


Bishop Street Funds                    10

Equity Fund
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                            STATEMENT OF NET ASSETS
                                  (CONTINUED)

                                                                        Market
    Shares/Face                                                          Value
   Amount (000)                                                          (000)
   ------------                                                         ------

INDUSTRIALS (CONTINUED)
     34,161    Pentair                                                 $  1,561
     56,130    SPX* (A)                                                   3,301
     11,650    Union Pacific                                                810
                                                                       --------
                                                                         17,414
                                                                       --------
INFORMATION TECHNOLOGY -- 16.7%
     53,285    Agilent Technologies*                                      1,558
    102,788    Applied Materials*                                         2,308
    129,710    BEA Systems*                                               1,595
     65,579    Dell*                                                      2,227
     71,430    Hewlett-Packard                                            1,641
     71,630    Intel                                                      2,307
     57,852    Linear Technology                                          2,434
     29,836    Mercury Interactive* (A)                                   1,451
    151,434    Microsoft                                                  4,171
    171,770    Nokia OYJ ADR (A)                                          2,920
     37,990    Paychex (A)                                                1,413
     69,564    Symantec* (A)                                              2,410
                                                                       --------
                                                                         26,435
                                                                       --------
MATERIALS -- 4.5%
     45,230    Alcoa                                                      1,719
     27,133    EI Du Pont de Nemours                                      1,245
     45,680    Ecolab (A)                                                 1,250
     76,200    Praxair                                                    2,911
                                                                       --------
                                                                          7,125
                                                                       --------
TELECOMMUNICATIONS -- 2.5%
     43,200    SBC Communications                                         1,126
    109,300    Vodafone Group ADR (A)                                     2,737
                                                                       --------
                                                                          3,863
                                                                       --------
               TOTAL COMMON STOCK (Cost $140,540)                       156,452
                                                                       --------

                          CORPORATE OBLIGATION -- 3.8%
BANKS -- 3.8%
               Bear Stearns MTN (B)(C)
     $6,041    1.130%, 02/03/04                                           6,041
                                                                       --------
               TOTAL CORPORATE OBLIGATION (Cost $6,041)                   6,041
                                                                       --------


December 31, 2003                      11              www.bishopstreetfunds.com

Equity Fund
--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
                                   (CONTINUED)

                                                                        Market
    Face Amount                                                          Value
   (000)/Shares                                                          (000)
   ------------                                                         ------


                          COMMERCIAL PAPER (B) -- 4.8%
               Autobahn Funding 144A
     $3,020    1.120%, 01/06/04                                        $  3,020
               Countrywide Home Loans
      3,018    1.121%, 01/30/04                                           3,018
               Goldman Sachs Group
      1,507    1.102%, 01/29/04                                           1,507
                                                                       --------
               TOTAL COMMERCIAL PAPER (Cost $7,545)                       7,545
                                                                       --------

                            CASH EQUIVALENTS -- 1.0%
    745,750    Dreyfus Cash Management Fund                                 746
    745,750    Fidelity Institutional Money Market Fund                     746
                                                                       --------
               TOTAL CASH EQUIVALENTS (Cost $1,492)                       1,492
                                                                       --------

                       REPURCHASE AGREEMENTS (B) -- 12.4%
               Bank of America 1.050%, dated 12/31/03,
               to be repurchased on 01/02/04, repurchase price
               $15,004,180 (collateralized by a mortgage obligation,
    $15,004    total market value $15,753,929)                           15,004
               Lehman Brothers 1.080%, dated 12/31/03,
               to be repurchased on 01/02/04, repurchase price
               $4,590,398 (collateralized by various mortgage
      4,590    obligations, total market value $4,821,880)                4,590
                                                                       --------
               TOTAL REPURCHASE AGREEMENTS (Cost $19,594)                19,594
                                                                       --------
TOTAL INVESTMENTS (Cost $175,212)-- 121.0%                              191,124
                                                                       --------

                     OTHER ASSETS AND LIABILITIES -- (21.0)%
   Payable Upon Return of Securities Loaned                             (33,180)
   Investment Adviser Fees Payable                                          (93)
   Administrative Fees Payable                                              (10)
   Other Assets and Liabilities, Net                                        124
                                                                       --------
TOTAL OTHER ASSETS AND LIABILITIES                                      (33,159)
                                                                       --------







Bishop Street Funds                    12

Equity Fund
--------------------------------------------------------------------------------
                            STATEMENT OF NET ASSETS
                                  (CONTINUED)


                                                                        Value
                                                                        (000)
                                                                        -----


                                   NET ASSETS:
Fund Shares of Institutional Shares (unlimited authorization
   -- no par value) Based on 16,479,301 Outstanding Shares of
   Beneficial Interest                                                 $201,141
Fund Shares of Class A (unlimited authorization -- no par
   value) Based on 167,828 Outstanding Shares of Beneficial
   Interest                                                               6,625
Undistributed net investment income                                           9
Accumulated net realized loss on investments                            (65,722)
Net unrealized appreciation on investments                               15,912
                                                                       --------
TOTAL NET ASSETS -- 100.0%                                             $157,965
                                                                       ========
NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE -- INSTITUTIONAL CLASS
   ($156,380,816 / 16,479,301 SHARES)                                  $   9.49
                                                                       ========
NET ASSET VALUE, REDEMPTION
   PRICE PER SHARE -- CLASS A
   ($1,583,733 / 167,828 SHARES)                                       $   9.44
                                                                       ========
MAXIMUM OFFERING PRICE PER SHARE --
   CLASS A SHARES ($9.44 / 94.25%)                                     $  10.02
                                                                       ========
* NON-INCOME PRODUCING SECURITY

(A) THE SECURITY OR A PORTION OF THIS SECURITY IS ON LOAN AT DECEMBER 31, 2003 (SEE NOTE 5 IN THE NOTES TO FINANCIAL STATEMENTS). THE TOTAL VALUE OF SECURITIES ON LOAN AT DECEMBER 31, 2003 WAS $32,074,463.

(B) THESE SECURITIES WERE PURCHASED WITH CASH COLLATERAL RECEIVED FROM SECURITIES LENDING (SEE NOTE 5 IN THE NOTES TO FINANCIAL STATEMENTS). THE TOTAL VALUE OF SUCH SECURITIES AS OF DECEMBER 31, 2003 WAS $33,179,912.

(C) FLOATING RATE SECURITY -- THE RATE REFLECTED ON THE STATEMENT OF NET ASSETS IS THE RATE IN EFFECT ON DECEMBER 31, 2003. THE MATURITY DATE SHOWN IS THE NEXT SCHEDULED RESET DATE.

ADR -- AMERICAN DEPOSITORY RECEIPT

CL -- CLASS

LTD. -- LIMITED

MTN -- MEDIUM TERM NOTE

144A -- SECURITIES SOLD WITHIN THE TERMS OF PRIVATE PLACEMENT MEMORANDUM,
        EXCEPT FROM REGISTRATION UNDER SECTION 3A-4, 4(2) OR 144A OF THE SECURITIES ACT OF 1933, AS AMENDED, AND MAY BE SOLD ONLY TO DEALERS IN THAT PROGRAM OR OTHER "ACCREDITED INVESTORS."

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.




December 31, 2003                      13              www.bishopstreetfunds.com

--------------------------------------------------------------------------------
                                 BISHOP STREET
                              MANAGEMENT DISCUSSION
                                     FUNDS
--------------------------------------------------------------------------------

Strategic Growth Fund
--------------------------------------------------------------------------------


For the year ended December 31, 2003 returns for the Bishop Street Strategic Growth Fund were very strong. The total return for the Fund was 38.1%, substantially ahead of the S&P 500 Composite Index. Good stock selection was the primary contributor to performance during the year, though sector weightings also contributed to returns. As we came to the end of the year in an environment of rapid economic growth, we have gradually shifted exposure in the portfolio away from "stable growth stocks" to more economically-sensitive companies.

Looking into 2004, earnings are likely to remain the driving factor for U.S. equities' performance. Many analysts have raised their expectations dramatically in the second half of 2003, thus exceeding companies' guidance in many cases. There is a risk that disappointments will come in the next few quarters, unless economic growth is surprisingly stronger than current consensus.

This concern is not sufficient to make us change our stance in the portfolio, because we remain convinced that the medium- and long-term outlooks (which represent our focus) are good. This will, however, make stock selection even more important to try and avoid any major accidents.





Bishop Street Funds                    14

Strategic Growth Fund
--------------------------------------------------------------------------------

                             PERFORMANCE COMPARISON

 COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT IN THE BISHOP STREET
    STRATEGIC GROWTH FUND INSTITUTIONAL CLASS VERSUS THE S&P 500/BARRA GROWTH INDEX, THE S&P 500 COMPOSITE INDEX, THE CONSUMER PRICE INDEX AND THE LIPPER
                         MULTI CAP CORE CLASSIFICATION.

[Line Graphic Omitted] Plot points are as follows:

            Bishop Street            S&P 500/      S&P 500        Consumer          Lipper
        Strategic Growth Fund,         BARRA      Composite        Price          Multi Cap
        Institutional Class#       Growth Index     Index          Index    Growth Classification
7/1/02         10,000                 10,000       10,000          10,000           10,000
12/02           8,639                  9,198        8,971          10,100            8,919
6/02           10,309                 10,233       10,026          10,212           10,017
12/03          11,928                 11,559       11,543          10,283           11,587

           PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE.

          # Account value if you reinvested income and capital gains.


                          AVERAGE ANNUAL TOTAL RETURNS+
                            --------------------------
                              ONE           ANNUALIZED
                             YEAR           INCEPTION
                            RETURN           TO DATE
                            --------------------------
                            38.08%            12.51%   Institutional Class*
                            --------------------------


  * Commenced operations on 07/01/02.
  + Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.


December 31, 2003                      15              www.bishopstreetfunds.com

Strategic Growth Fund
--------------------------------------------------------------------------------

                             TOP TEN EQUITY HOLDINGS

  ----------------------------------------------------------------------------
                                                          Percentage of
                                                           Investments
  ----------------------------------------------------------------------------
   1.  Tyco International Ltd.                                2.3%
  ----------------------------------------------------------------------------
   2.  UnitedHealth Group                                     2.2%
  ----------------------------------------------------------------------------
   3.  United Technologies                                    2.1%
  ----------------------------------------------------------------------------
   4.  Amgen                                                  2.1%
  ----------------------------------------------------------------------------
   5.  Capital One Financial                                  2.1%
  ----------------------------------------------------------------------------
   6.  Affiliated Computer Services, Cl A                     2.1%
  ----------------------------------------------------------------------------
   7.  Intuit                                                 2.1%
  ----------------------------------------------------------------------------
   8.  Barr Laboratories                                      2.1%
  ----------------------------------------------------------------------------
   9.  Omnicare                                               2.1%
  ----------------------------------------------------------------------------
  10.  Autozone                                               2.1%
  ----------------------------------------------------------------------------

                             STATEMENT OF NET ASSETS
                                                                        Market
                                                                         Value
      Shares                                                             (000)
      ------                                                            ------


                              COMMON STOCK -- 99.5%
CONSUMER DISCRETION -- 17.9%
     11,400    Autozone*                                                $   971
     21,800    Bed Bath & Beyond*                                           945
     16,700    Best Buy*                                                    873
     23,700    Coach*                                                       895
     18,800    Harley-Davidson                                              894
     26,200    International Game Technology                                935
     16,900    Lowe's                                                       936
     35,200    Staples*                                                     961
     28,200    Yum! Brands*                                                 970
                                                                        -------
                                                                          8,380
                                                                        -------
FINANCIALS -- 25.7%
     25,500    AFLAC                                                        923
     16,200    Capital One Financial                                        993
     19,700    Citigroup                                                    956
     11,000    Everest Re Group Ltd.                                        931
     12,900    Fannie Mae                                                   968
      8,600    Goldman Sachs Group                                          849


Bishop Street Funds                    16

Strategic Growth Fund
--------------------------------------------------------------------------------

                             STATEMENT OF NET ASSETS
                                   (CONTINUED)
                                                                        Market
                                                                         Value
     Shares                                                              (000)
     ------                                                             ------

FINANCIALS -- (CONTINUED)
     25,800    JP Morgan Chase                                          $   948
     15,800    MBIA                                                         936
     14,700    Merrill Lynch                                                862
     19,400    RenaissanceRe Holdings                                       951
     27,000    SouthTrust                                                   884
     17,900    State Street                                                 932
     22,800    Washington Mutual                                            915
                                                                        -------
                                                                         12,048
                                                                        -------
HEALTH CARE -- 18.1%
     16,100    Amgen*                                                       995
     12,750    Barr Laboratories*                                           981
     34,700    Caremark Rx*                                                 879
     13,400    Express Scripts*                                             890
     18,200    Genzyme*                                                     898
     16,100    Gilead Sciences*                                             936
     24,100    Omnicare                                                     973
     17,900    UnitedHealth Group                                         1,042
      9,300    WellPoint Health Networks*                                   902
                                                                        -------
                                                                          8,496
                                                                        -------
INDUSTRIALS -- 14.0%
     13,500    Apollo Group, Cl A*                                          918
     39,100    Cendant*                                                     871
     15,900    H&R Block                                                    880
     34,100    JetBlue Airways*                                             904
     17,700    L-3 Communications Holdings*                                 909
     40,700    Tyco International Ltd.                                    1,079
     10,600    United Technologies                                        1,005
                                                                        -------
                                                                          6,566
                                                                        -------
INFORMATION TECHNOLOGY -- 21.7%
     18,100    Affiliated Computer Services, Cl A*                          986
     26,200    Broadcom, Cl A*                                              893
     26,100    Dell*                                                        886
     20,200    Electronic Arts*                                             965
     23,000    First Data                                                   945
     28,500    Intel                                                        918
     18,600    Intuit*                                                      984
     11,600    Lexmark International*                                       912
     28,700    Microchip Technology                                         958
     21,900    National Semiconductor*                                      863
     16,900    QLogic*                                                      872
                                                                        -------
                                                                         10,182
                                                                        -------


December 31, 2003                      17              www.bishopstreetfunds.com

Strategic Growth Fund
--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
                                   (CONTINUED)
                                                                        Market
                                                                         Value
      Shares                                                             (000)
      ------                                                            ------

TELECOMMUNICATIONS -- 2.1%
     34,100    Nextel Communications, Cl A*                             $   957
                                                                        -------
               TOTAL COMMON STOCK (Cost $38,479)                         46,629
                                                                        -------

                            CASH EQUIVALENTS -- 0.6%
    128,334    Dreyfus Cash Management Fund                                 128
    128,334    Fidelity Institutional Money Market Fund                     128
                                                                        -------
               TOTAL CASH EQUIVALENTS (Cost $256)                           256
                                                                        -------
TOTAL INVESTMENTS (Cost $38,735) -- 100.1%                               46,885
                                                                        -------

                     OTHER ASSETS AND LIABILITIES -- (0.1)%
   Investment Adviser Fees Payable                                          (29)
   Administrative Fees Payable                                               (4)
   Other Assets and Liabilities, Net                                         (7)
                                                                        -------
TOTAL OTHER ASSETS AND LIABILITIES                                          (40)
                                                                        -------

                                   NET ASSETS:
Fund Shares of Institutional Shares (unlimited authorization
   -- no par value) Based on 3,925,059 Outstanding Shares of
   Beneficial Interest                                                   39,994
Accumulated net investment loss                                             (22)
Accumulated net realized loss on investments                             (1,277)
Net unrealized appreciation on investments                                8,150
                                                                        -------
TOTAL NET ASSETS -- 100.0%                                              $46,845
                                                                        =======
NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE -- INSTITUTIONAL CLASS                               $ 11.93
                                                                        =======
 * NON-INCOME PRODUCING SECURITY

CL -- CLASS

LTD. -- LIMITED

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


Bishop Street Funds                    18

--------------------------------------------------------------------------------
                                  BISHOP STREET
                              MANAGEMENT DISCUSSION
                                      FUNDS
--------------------------------------------------------------------------------

Tax Managed Equity Fund
--------------------------------------------------------------------------------


For the year ended December 31, 2003, the Bishop Street Tax Managed Equity Fund returned 23.7%, both before and after taxes. During the year, our emphasis on large-capitalization, dividend-paying companies and remaining sector neutral to the market dampened the volatility of the Fund. On the other hand, and contrary to expectations given the favorable change in the tax treatment of dividends, dividend-paying companies in the S&P 500 Composite Index underperformed those paying no dividends at all. In fact, for the full year, riskier smaller companies outperformed higher-quality and large companies by a considerable margin.

Although the most distressed companies and sectors historically benefit the most in the early stages of a rebound - both in the stock market and in the economy - our sense is that, during 2004, fundamentals will re-exert themselves. If this transition unfolds as we expect, higher-quality companies will show stronger relative performance, while a more discerning market will be less forgiving to weaker companies.

We continue to believe that our conservative positioning and active tax management may reward our investors with longer time horizons.







December 31, 2003                      19              www.bishopstreetfunds.com

Tax Managed Equity Fund
--------------------------------------------------------------------------------
                             PERFORMANCE COMPARISON

 COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT IN THE BISHOP STREET TAX MANAGED EQUITY FUND INSTITUTIONAL CLASS VERSUS THE S&P 500 COMPOSITE INDEX,
     THE CONSUMER PRICE INDEX AND THE LIPPER LARGE CAP CORE CLASSIFICATION.

[Line Graphic Omitted] Plot points are as follows:

          Bishop Street Tax        S&P 500       Consumer         Lipper
         Managed Equity Fund,     Composite       Price         Large Cap
        Institutional Class#        Index         Index    Core Classification
11/13/02       10,000              10,000        10,000          10,000
12/02           9,843               9,966        10,020           9,885
6/03           10,713              11,138        10,130          10,909
12/03          12,171              12,825        10,201          12,409

           PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE.

          # Account value if you reinvested income and capital gains.


                          AVERAGE ANNUAL TOTAL RETURNS+
                             ----------------------
                                ONE     ANNUALIZED
                               YEAR      INCEPTION
                              RETURN      TO DATE
                             ----------------------
                              23.66%       18.99%     Institutional Class*
                             ----------------------


  * Commenced operations on 11/13/02.
  + Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.




Bishop Street Funds                    20

Tax Managed Equity Fund
--------------------------------------------------------------------------------
                             TOP TEN EQUITY HOLDINGS

  ----------------------------------------------------------------------------
                                                          Percentage of
                                                           Investments
  ----------------------------------------------------------------------------
   1.  General Electric                                       3.1%
  ----------------------------------------------------------------------------
   2.  Citigroup                                              2.7%
  ----------------------------------------------------------------------------
   3.  Symantec                                               2.6%
  ----------------------------------------------------------------------------
   4.  Pfizer                                                 2.6%
  ----------------------------------------------------------------------------
   5.  Exxon Mobil                                            2.6%
  ----------------------------------------------------------------------------
   6.  Cisco                                                  2.5%
  ----------------------------------------------------------------------------
   7.  Intel                                                  2.5%
  ----------------------------------------------------------------------------
   8.  Microsoft                                              2.4%
  ----------------------------------------------------------------------------
   9.  Wal-Mart Stores                                        2.2%
  ----------------------------------------------------------------------------
  10.  Wells Fargo                                            2.1%
  ----------------------------------------------------------------------------


                             STATEMENT OF NET ASSETS


                                                                        Market
                                                                         Value
      Shares                                                             (000)
      ------                                                            ------

                              COMMON STOCK -- 99.6%
CONSUMER DISCRETION -- 10.1%
      4,765    Bed Bath & Beyond*                                       $   207
      6,727    Brinker International*                                       223
      4,300    Carnival                                                     171
      6,045    Clear Channel Communications*                                283
      7,855    Harley-Davidson                                              373
     11,930    Home Depot                                                   424
      1,820    Nike, Cl B                                                   125
      4,960    Omnicom Group                                                433
      8,600    Target                                                       330
      6,730    Tiffany                                                      304
     14,750    Time Warner*                                                 265
      4,920    Univision Communications, Cl A*                              195
      7,580    Walt Disney                                                  177
                                                                        -------
                                                                          3,510
                                                                        -------





December 31, 2003                      21              www.bishopstreetfunds.com

Tax Managed Equity Fund
--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
                                   (CONTINUED)

                                                                        Market
                                                                         Value
     Shares                                                              (000)
     ------                                                             ------

CONSUMER STAPLES -- 11.6%
      5,680    Altria Group                                             $   309
      7,470    Anheuser-Busch                                               394
      5,690    Avon Products                                                384
      9,940    Coca-Cola                                                    504
     11,170    CVS                                                          404
     11,310    Kraft Foods, Cl A                                            364
      6,880    PepsiCo                                                      321
      5,970    Procter & Gamble                                             596
     14,240    Wal-Mart Stores                                              755
                                                                        -------
                                                                          4,031
                                                                        -------
ENERGY -- 5.5%
      6,560    Anadarko Petroleum                                           335
      2,160    ChevronTexaco                                                186
     22,100    Exxon Mobil                                                  906
     11,640    Halliburton                                                  303
      3,600    Royal Dutch Petroleum                                        189
                                                                        -------
                                                                          1,919
                                                                        -------
FINANCIALS -- 21.3%
      5,420    AFLAC                                                        196
     10,500    Allstate                                                     452
      1,620    AMBAC Financial Group                                        112
      7,580    American Express                                             366
     10,700    American International Group                                 709
      6,630    Bank of America                                              533
     19,010    Citigroup                                                    923
      7,600    Freddie Mac                                                  443
      3,000    Goldman Sachs Group                                          296
      5,820    MBIA                                                         345
      5,760    Merrill Lynch                                                338
      5,210    Morgan Stanley                                               302
     12,650    Travelers Property Casualty, Cl B                            215
     18,010    US Bancorp                                                   536
     10,970    Wachovia                                                     511
     10,540    Washington Mutual                                            423
     12,230    Wells Fargo                                                  720
                                                                        -------
                                                                          7,420
                                                                        -------
HEALTH CARE -- 14.0%
      7,000    Accredo Health*                                              221
      9,200    Amgen*                                                       569
      6,100    Baxter International                                         186
      7,521    Biogen Idec*                                                 277


Bishop Street Funds                    22

Tax Managed Equity Fund
--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
                                   (CONTINUED)

                                                                        Market
                                                                         Value
      Shares                                                             (000)
      ------                                                            ------

HEALTH CARE (CONTINUED)
      7,570    Bristol-Myers Squibb                                     $   216
     10,000    Forest Laboratories*                                         618
      3,670    Genzyme*                                                     181
      3,200    Gilead Sciences*                                             186
      9,060    Johnson & Johnson                                            468
      5,680    Medtronic                                                    276
      3,630    Merck                                                        168
     25,808    Pfizer                                                       912
     10,380    UnitedHealth Group                                           604
                                                                        -------
                                                                          4,882
                                                                        -------
INDUSTRIALS -- 12.6%
      7,960    3M                                                           677
      5,030    General Dynamics                                             455
     34,960    General Electric                                           1,083
      4,900    Illinois Tool Works                                          411
     12,300    Pentair                                                      562
      6,900    SPX*                                                         406
      6,140    Union Pacific                                                426
      4,840    United Parcel Service, Cl B                                  361
                                                                        -------
                                                                          4,381
                                                                        -------
INFORMATION TECHNOLOGY -- 17.8%
      4,700    Analog Devices                                               215
     12,000    BEA Systems*                                                 148
     36,100    Cisco Systems*                                               877
     13,060    Dell*                                                        443
     26,740    Intel                                                        861
      5,400    International Business Machines                              500
      8,770    Linear Technology                                            369
      7,270    Mercury Interactive*                                         354
     29,700    Microsoft                                                    818
     19,000    Nokia ADR                                                    323
     28,360    Oracle*                                                      374
     26,400    Symantec*                                                    915
                                                                        -------
                                                                          6,197
                                                                        -------
MATERIALS -- 3.3%
     15,960    Alcoa                                                        607
      3,530    EI Du Pont de Nemours                                        162
      6,460    Ecolab                                                       177
      5,220    Praxair                                                      199
                                                                        -------
                                                                          1,145
                                                                        -------


December 31, 2003                      23              www.bishopstreetfunds.com

Tax Managed Equity Fund
--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
                                   (CONTINUED)

                                                                        Market
                                                                         Value
      Shares                                                             (000)
      ------                                                            ------

TELECOMMUNICATIONS -- 3.4%
      3,070    BellSouth                                                $    87
     11,760    SBC Communications                                           306
      9,830    Verizon Communications                                       345
     18,000    Vodafone Group ADR                                           451
                                                                        -------
                                                                          1,189
                                                                        -------
               TOTAL COMMON STOCK (Cost $28,551)                         34,674
                                                                        -------

                            CASH EQUIVALENTS -- 0.4%
     63,454    Dreyfus Cash Management Fund                                  63
     63,454    Fidelity Institutional Money Market Fund                      63
                                                                        -------
               TOTAL CASH EQUIVALENTS (Cost $126)                           126
                                                                        -------
TOTAL INVESTMENTS (Cost $28,677) -- 100.0%                               34,800
                                                                        -------

                      OTHER ASSETS AND LIABILITIES -- 0.0%
   Investment Adviser Fees Payable                                          (18)
   Administrative Fees Payable                                               (3)
   Other Assets and Liabilities, Net                                         29
                                                                        -------
TOTAL OTHER ASSETS AND LIABILITIES                                            8
                                                                        -------

                                   NET ASSETS:
Fund Shares of Institutional Shares (unlimited authorization
   -- no par value) Based on 2,885,789 Outstanding Shares of
   Beneficial Interest                                                   28,699
Distributions in excess of net investment income                            (14)
Net unrealized appreciation on investments                                6,123
                                                                        -------
TOTAL NET ASSETS -- 100.0%                                              $34,808
                                                                        =======
NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE -- INSTITUTIONAL CLASS                               $ 12.06
                                                                        =======
* NON-INCOME PRODUCING SECURITY

ADR -- AMERICAN DEPOSITORY RECEIPT

CL -- CLASS

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

Bishop Street Funds                    24

--------------------------------------------------------------------------------
                                  BISHOP STREET
                              MANAGEMENT DISCUSSION
                                      FUNDS
--------------------------------------------------------------------------------

High Grade Income Fund
--------------------------------------------------------------------------------


Mid-year marked a psychological, if not an actual economic, turning point for bonds. The economy grew at a much higher than expected rate with third-quarter Gross Domestic Product growth at 8.2%. New and existing home sales maintained their torrid pace despite an uptick in interest rates. Solid gains on the equity indices bolstered consumer balance sheets and provided further gains in consumer confidence fueling aggregate demand. The Fed continued to maintain its accommodative monetary policy and held the Fed Funds rate at 1% for the duration of the year.

Bonds sold off during the second half of the year as the deflation scenario unwound and a more upbeat outlook on the economy developed. By year-end, the Fed had reversed their "balanced disinflation" risk assessment to "balanced". The 10-year bond hit a high yield of 4.60% in September but disappointing payroll reports supported its 4.25% year-end close. With corporate profits expanding at its fastest rate since 1999 and interest rates still relatively low, investors continued to reach for more yield. Risk continued to pay off as 2003 was the best year on record for the Credit asset class with BBB credits outperforming single A credits by 545 basis points.

With a high-quality bias, the Fund's performance was hindered by the outperformance of lower risk credits. Its shorter duration contributed to performance as the 5-year sector outperformed for the year. Looking ahead, we feel that the Fund is positioned well for a continued economic rebound in 2004 with its overweight in the corporate sector and its shorter duration.


December 31, 2003                      25              www.bishopstreetfunds.com

S

High Grade Income Fund
--------------------------------------------------------------------------------
                             PERFORMANCE COMPARISON


          COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT IN
   THE BISHOP STREET HIGH GRADE INCOME FUND, INSTITUTIONAL CLASS OR CLASS A, VERSUS THE LEHMAN BROTHERS U.S. GOVERNMENT/CREDIT INDEX AND THE CONSUMER
                                  PRICE INDEX.

[Line Graphic Omitted] Plot points are as follows:

          Bishop Street High    Bishop Street High   Lehman Brothers   Consumer
           Grade Income Fund,    Grade Income Fund, U.S. Government/     Price
         Institutional Class#        Class A#+        Credit Index       Index
1/31/97         10,000                 9,525             10,000         10,000
6/97            10,216                 9,731             10,261         10,060
12/97           10,793                10,280             10,962         10,151
6/98            11,191                10,660             11,419         10,201
12/98           11,774                11,215             12,000         10,293
6/99            11,316                10,755             11,727         10,386
12/99           11,264                10,651             11,741         10,553
6/00            11,778                11,110             12,230         10,765
12/00           12,419                11,701             13,131         10,906
6/01            12,690                11,942             13,592         11,115
12/01           13,307                12,523             14,247         11,070
6/02            13,834                12,990             14,711         11,226
12/02           14,843                13,922             15,818         11,338
6/03            15,521                14,543             16,645         11,463
12/03           15,334                14,360             16,558         11,543

           PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE.

          # Account value if you reinvested income and capital gains.


                         AVERAGE ANNUAL TOTAL RETURNS++

----------------------------------------------------------
      ONE        ANNUALIZED      ANNUALIZED     ANNUALIZED
     YEAR          3 YEAR          5 YEAR        INCEPTION
    RETURN         RETURN          RETURN         TO DATE
----------------------------------------------------------
     3.31%          7.28%           5.43%          6.38%   Institutional Class*
----------------------------------------------------------
     3.14%          7.07%           5.07%+         6.78%   Class A**
----------------------------------------------------------
    -1.76%          5.33%           4.05%+         5.65%   Class A, with load***
----------------------------------------------------------

    * Commenced operations on 01/30/97.
   ** Commenced operations on 06/14/99.
  *** Reflects 4.75% sales charge.
    + Prior performance information represents performance of the Institutional
      Class, which was offered on 01/30/97. Institutional Class performance has been adjusted to reflect the Class A sales charge, but has not been adjusted to reflect Class A Rule 12b-1 fees and expenses. Had that adjustment been made, performance would be lower than that shown.
   ++ Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Bishop Street Funds                    26

High Grade Income Fund
--------------------------------------------------------------------------------
                                TOP TEN HOLDINGS*

  ----------------------------------------------------------------------------
                                                                   Percentage
                                            Coupon     Maturity        of
                                             Rate        Date      Investments*
  ----------------------------------------------------------------------------
   1.  U.S. Treasury Bond                   7.250%      05/15/16      8.4%
  ----------------------------------------------------------------------------
   2.  U.S. Treasury Bond                   6.250%      08/15/23      3.6%
  ----------------------------------------------------------------------------
   3.  FNMA                                 7.250%      01/15/10      3.5%
  ----------------------------------------------------------------------------
   4.  U.S. Treasury Bond                   7.500%      11/15/16      3.1%
  ----------------------------------------------------------------------------
   5.  Pharmacia                            5.750%      12/01/05      2.6%
  ----------------------------------------------------------------------------
   6.  Pitney Bowes                         5.750%      08/15/08      2.5%
  ----------------------------------------------------------------------------
   7.  U.S. Treasury Bond                   6.375%      08/15/27      2.3%
  ----------------------------------------------------------------------------
   8.  Abbott Laboratories                  6.400%      12/01/06      2.2%
  ----------------------------------------------------------------------------
   9.  Wal-Mart Stores                      8.000%      09/15/06      2.2%
  ----------------------------------------------------------------------------
  10.  FNMA                                 2.540%      01/12/07      2.2%
  ----------------------------------------------------------------------------

*EXCLUDES SECURITIES PURCHASED WITH CASH COLLATERAL RECEIVED FROM SECURITIES
 LENDING.


                             STATEMENT OF NET ASSETS

        Face                                                            Market
       Amount                                                            Value
        (000)                                                            (000)
       ------                                                           ------


                         CORPORATE OBLIGATIONS -- 59.1%
AEROSPACE & DEFENSE -- 3.4%
               Boeing
     $2,700    7.875%, 02/15/05                                        $  2,873
               United Technologies (A)
      1,500    6.350%, 03/01/11                                           1,676
                                                                       --------
                                                                          4,549
                                                                       --------
ALUMINUM -- 2.0%
               Alcoa, Ser B
      2,600    6.125%, 06/15/05                                           2,762
                                                                       --------
BANKS -- 6.8%
               Bank of America (A)
      2,600    4.875%, 01/15/13                                           2,596
               Bear Stearns MTN (B)(C)
      3,959    1.130%, 02/03/04                                           3,959
               Wells Fargo (A)
      2,650    3.500%, 04/04/08                                           2,658
                                                                       --------
                                                                          9,213
                                                                       --------


December 31, 2003                      27              www.bishopstreetfunds.com

High Grade Income Fund
--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
                                   (CONTINUED)

        Face                                                            Market
       Amount                                                            Value
        (000)                                                            (000)
       ------                                                           ------

BIOTECHNOLOGY -- 2.6%
               Pharmacia
     $3,275    5.750%, 12/01/05                                        $  3,507
                                                                       --------
BROADCASTING & CABLE -- 2.5%
               Cox Communications (A)
      1,400    6.750%, 03/15/11                                           1,586
               TCI Communications
      1,550    7.875%, 08/01/13                                           1,835
                                                                       --------
                                                                          3,421
                                                                       --------
BUILDING & CONSTRUCTION -- 1.1%
               Centex
      1,400    5.800%, 09/15/09                                           1,500
                                                                       --------
DIVERSE FINANCIAL SERVICES -- 10.5%
               Citigroup
      2,600    6.750%, 12/01/05                                           2,824
               Countrywide Home Loan MTN, Ser K
      1,400    5.500%, 02/01/07                                           1,500
               General Electric Capital MTN, Ser A
      2,600    5.450%, 01/15/13                                           2,705
               General Motors Acceptance
      2,100    7.000%, 02/01/12                                           2,258
      1,400    6.750%, 01/15/06                                           1,503
        525    4.500%, 07/15/06                                             540
               Goldman Sachs Group
      2,600    6.600%, 01/15/12                                           2,906
                                                                       --------
                                                                         14,236
                                                                       --------
FORESTRY -- 1.2%
               Weyerhaeuser (A)
      1,420    6.750%, 03/15/12                                           1,549
                                                                       --------
GENERAL MERCHANDISE -- 3.3%
               Target
      1,300    6.350%, 01/15/11                                           1,451
               Wal-Mart Stores
      2,625    8.000%, 09/15/06                                           2,992
                                                                       --------
                                                                          4,443
                                                                       --------
HOUSEHOLD PRODUCTS -- 2.7%
               Avon Products
      2,500    7.150%, 11/15/09                                           2,915
               Newell Rubbermaid
        650    6.600%, 11/15/06                                             717
                                                                       --------
                                                                          3,632
                                                                       --------


Bishop Street Funds                    28

High Grade Income Fund
--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
                                   (CONTINUED)

        Face                                                            Market
       Amount                                                            Value
       (000)                                                             (000)
       ------                                                           ------

INFORMATION TECHNOLOGY -- 4.2%
               AT&T (A)
     $1,400    7.250%, 11/15/06                                        $  1,548
               Dominion Resources
      1,400    4.125%, 02/15/08                                           1,427
               Vodafone Group
      2,700    3.950%, 01/30/08                                           2,743
                                                                       --------
                                                                          5,718
                                                                       --------
MACHINERY - INDUSTRIAL -- 1.1%
               Masco
      1,400    5.875%, 07/15/12                                           1,489
                                                                       --------
MOVIES & ENTERTAINMENT -- 2.2%
               Viacom
      1,400    5.625%, 08/15/12                                           1,490
               Walt Disney MTN
      1,400    5.500%, 12/29/06                                           1,501
                                                                       --------
                                                                          2,991
                                                                       --------
OIL & GAS - EQUIPMENT/SERVICES -- 2.3%
               Baker Hughes
      1,300    6.000%, 02/15/09                                           1,432
               Global Marine
      1,550    7.000%, 06/01/28                                           1,720
                                                                       --------
                                                                          3,152
                                                                       --------
OIL & GAS - EXPLORATION/PRODUCTION -- 3.0%
               Anadarko Petroleum
      1,250    7.200%, 03/15/29                                           1,409
      1,400    6.750%, 05/15/08                                           1,560
               Ocean Energy
        925    7.250%, 10/01/11                                           1,065
                                                                       --------
                                                                          4,034
                                                                       --------
PHARMACEUTICALS -- 2.2%
               Abbott Laboratories
      2,700    6.400%, 12/01/06                                           2,997
                                                                       --------
RAILROADS -- 1.2%
               CSX
      1,400    6.750%, 03/15/11                                           1,576
                                                                       --------


December 31, 2003                      29              www.bishopstreetfunds.com

High Grade Income Fund
--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
                                   (CONTINUED)

        Face                                                            Market
       Amount                                                            Value
        (000)                                                            (000)
       ------                                                            ------

RETAIL - DRUGS -- 0.9%
               CVS
     $1,100    5.625%, 03/15/06                                        $  1,176
                                                                       --------
SEMI-CONDUCTORS -- 3.5%
               Applied Materials
        440    7.125%, 10/15/17                                             512
               Constellation Energy Group
      1,400    7.000%, 04/01/12                                           1,584
               Texas Instruments
      2,500    7.000%, 08/15/04                                           2,586
                                                                       --------
                                                                          4,682
                                                                       --------
SERVICES - OFFICE EQUIPMENT -- 2.4%
               Pitney Bowes
      3,000    5.750%, 08/15/08                                           3,278
                                                                       --------
               TOTAL CORPORATE OBLIGATIONS (Cost $77,469)                79,905
                                                                       --------

                       U.S. TREASURY OBLIGATIONS -- 21.4%
               U.S. Treasury Bonds
      3,250    7.500%, 11/15/16 (A)                                       4,137
      9,000    7.250%, 05/15/16 (A)                                      11,227
      2,600    6.375%, 08/15/27 (A)                                       3,020
      4,200    6.250%, 08/15/23 (A)                                       4,787
      1,350    6.000%, 02/15/26                                           1,497
        950    5.375%, 02/15/31 (A)                                         991
               U.S. Treasury Notes (A)
      1,800    7.500%, 02/15/05                                           1,924
      1,300    4.375%, 08/15/12                                           1,326
                                                                       --------
               TOTAL U.S. TREASURY OBLIGATIONS (Cost $26,190)            28,909
                                                                       --------

                   U.S. GOVERNMENT AGENCY OBLIGATIONS -- 18.4%
               FHLB
      1,000    6.250%, 08/13/04                                           1,031
      2,600    4.000%, 08/25/08                                           2,630
               FHLMC
      1,100    5.375%, 08/16/06                                           1,128
      2,600    4.500%, 07/23/07 (A)                                       2,641
      2,650    3.670%, 02/12/08                                           2,657
      2,600    3.125%, 08/25/06 (A)                                       2,629


Bishop Street Funds                    30

High Grade Income Fund
--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
                                   (CONTINUED)
                                                                        Market
     Face Amount                                                         Value
    (000)/Shares                                                         (000)
    ------------                                                        ------

                 U.S. GOVERNMENT AGENCY OBLIGATIONS (CONTINUED)
               FHLMC MTN
     $  500    2.325%, 08/26/05                                        $    504
               FHLMC MTN, Ser 1
        625    6.250%, 08/15/16                                             641
               FNMA
      4,000    7.250%, 01/15/10                                           4,716
      1,250    4.520%, 10/05/06                                           1,281
      2,000    2.650%, 02/13/06                                           2,002
      3,000    2.540%, 01/12/07                                           2,991
                                                                       --------
               TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $24,329)   24,851
                                                                       --------

                          COMMERCIAL PAPER (B) -- 3.7%
               Autobahn Funding 144A
      1,979    1.120%, 01/06/04                                           1,979
               Countrywide Home Loans
      1,977    1.121%, 01/30/04                                           1,977
               Goldman Sachs Group
        988    1.102%, 01/29/04                                             988
                                                                       --------
               TOTAL COMMERCIAL PAPER (Cost $4,944)                       4,944
                                                                       --------

                            CASH EQUIVALENTS -- 2.6%
  1,764,501    Dreyfus Cash Management Fund                               1,765
  1,764,501    Fidelity Institutional Money Market Fund                   1,765
                                                                       --------
               TOTAL CASH EQUIVALENTS (Cost $3,530)                       3,530
                                                                       --------

                        REPURCHASE AGREEMENTS (B) -- 9.5%
               Bank of America 1.050%, dated 12/31/03,
               to be repurchased on 01/02/04, repurchase price
               $9,832,727 (collateralized by a mortgage obligation,
     $9,832    total market value $10,324,062)                            9,832
               Lehman Brothers 1.080%, dated 12/31/03,
               to be repurchased on 01/02/04, repurchase price
               $3,008,237 (collateralized by various mortgage
               obligations,
      3,008    total market value $3,159,935)                             3,008
                                                                       --------
               TOTAL REPURCHASE AGREEMENTS (Cost $12,840)                12,840
                                                                       --------
TOTAL INVESTMENTS (Cost $149,302) -- 114.7%                             154,979
                                                                       --------


December 31, 2003                      31              www.bishopstreetfunds.com

High Grade Income Fund
--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
                                   (CONTINUED)


                                                                        Value
                                                                        (000)
                                                                        -----


                     OTHER ASSETS AND LIABILITIES -- (14.7)%
   Payable Upon Return of Securities Loaned                            $(21,744)
   Investment Adviser Fees Payable                                          (50)
   Administrative Fees Payable                                              (13)
   Other Assets and Liabilities, Net                                      1,949
                                                                       --------
TOTAL OTHER ASSETS AND LIABILITIES                                      (19,858)
                                                                       --------

                                   NET ASSETS:
Fund Shares of Institutional Shares (unlimited authorization
   -- no par value) Based on 12,961,057 Outstanding Shares of
   Beneficial Interest                                                  129,306
Fund Shares of Class A (unlimited authorization-- no par value)
   Based on 26,653 Outstanding Shares of Beneficial Interest                251
Undistributed net investment income                                           2
Accumulated net realized loss on investments                               (115)
Net unrealized appreciation on investments                                5,677
                                                                        --------
TOTAL NET ASSETS -- 100.0%                                             $135,121
                                                                       ========
 NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE -- INSTITUTIONAL CLASS
   ($134,845,301 / 12,961,057 SHARES)                                  $  10.40
                                                                       ========
 NET ASSET VALUE, REDEMPTION
   PRICE PER SHARE -- CLASS A
   ($276,064 / 26,653 SHARES)                                          $  10.36
                                                                       ========
 MAXIMUM OFFERING PRICE PER SHARE --
   CLASS A SHARES ($10.36 / 95.25%)                                    $  10.88
                                                                       ========

(A) THE SECURITY OR A PORTION OF THIS SECURITY IS ON LOAN AT DECEMBER 31, 2003 (SEE NOTE 5 IN THE NOTES TO FINANCIAL STATEMENTS). THE TOTAL VALUE OF SECURITIES ON LOAN AT DECEMBER 31, 2003 WAS $21,247,120.
(B) THESE SECURITIES WERE PURCHASED WITH CASH COLLATERAL RECEIVED FROM SECURITIES LENDING (SEE NOTE 5 IN THE NOTES TO FINANCIAL STATEMENTS). THE TOTAL VALUE OF SUCH SECURITIES AS OF DECEMBER 31, 2003 WAS $21,743,876.
(C) FLOATING RATE SECURITY -- THE RATE REFLECTED ON THE STATEMENT OF NET ASSETS IS THE RATE IN EFFECT ON DECEMBER 31, 2003. THE MATURITY DATE SHOWN IS THE NEXT SCHEDULED RESET DATE.
FHLB -- FEDERAL HOME LOAN BANK
FHLMC -- FEDERAL HOME LOAN MORTGAGE CORPORATION
FNMA -- FEDERAL NATIONAL MORTGAGE ASSOCIATION
MTN -- MEDIUM TERM NOTE
SER -- SERIES
144A -- SECURITIES SOLD WITHIN THE TERMS OF PRIVATE PLACEMENT MEMORANDUM,
        EXCEPT FROM REGISTRATION UNDER SECTION 3A-4, 4(2) OR 144A OF THE SECURITIES ACT OF 1933, AS AMENDED, AND MAY BE SOLD ONLY TO DEALERS IN THAT PROGRAM OR OTHER "ACCREDITED INVESTORS."

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

Bishop Street Funds                    32

--------------------------------------------------------------------------------
                                  BISHOP STREET
                              MANAGEMENT DISCUSSION
                                      FUNDS
--------------------------------------------------------------------------------

Hawaii Municipal Bond Fund
--------------------------------------------------------------------------------


Tax-exempt municipal bonds outperformed most other taxable fixed-income instruments for the 4th quarter of 2003, as the after-tax difference between municipal yields and Treasury yields declined from historically very high levels at the beginning of the year. Longer-dated municipal bonds performed the best due to a decline in investors' resistance to low yields and a reduction in new issuance of 30-year municipal bonds.

In general, the credit outlook for states and municipalities improved over the last half of 2003. According to Moody's Investors Service, the 4th quarter of 2003 has shown a meaningful increase in revenues for the first time since fiscal 2001. The improvement is attributed to increased personal income taxes and sales taxes, both of which had shown weak results in recent years. Moreover, the ratings agency predicts that the majority of state downgrades due to the recession have already occurred, but budget problems will persist if further measures are not taken to improve municipal balance sheets.

The State of Hawaii and its municipalities faired well fiscally in 2003 and managed to avoid the significant budget woes that troubled the rest of the nation. The high-grade nature of Hawaii's municipal bonds, coupled with the dearth of new issuance, contributed to the historically narrow spreads afforded by our state's bonds.

For the year ended December 31, 2003, the Bishop Street Hawaii Municipal Bond Fund Institutional Class Shares returned 5.27%, outperforming the Lipper Hawaii Municipal Debt Objective by 0.29% and marginally underperformed the Lehman Brothers Municipal Bond Index by 0.05%. Successful trading strategies contributed to the Funds' outperformance of the Lipper Hawaii Index and allowed the Fund to perform in line with the Lehman Brothers Municipal Bond Index despite having a shorter duration. In anticipation of a higher interest rate environment in 2004, the Fund will remain short duration while seeking to add value through opportunistic trading.


December 31, 2003                      33              www.bishopstreetfunds.com

Hawaii Municipal Bond Fund
--------------------------------------------------------------------------------

                             PERFORMANCE COMPARISON


           COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT
IN THE BISHOP STREET HAWAII MUNICIPAL BOND FUND, INSTITUTIONAL CLASS OR CLASS A,
 VERSUS THE LEHMAN BROTHERS MUNICIPAL BOND INDEX, THE CONSUMER PRICE INDEX AND
                  THE LIPPER HAWAII MUNICIPAL DEBT OBJECTIVE.

[Line Graphic Omitted] Plot points are as follows:

            Bishop Street Hawaii      Bishop Street Hawaii   Lehman Brothers   Consumer    Lipper Hawaii
            Municipal Bond Fund,      Municipal Bond Fund,   Municipal Bond     Price      Municipal Debt
            Institutional Class#           Class A#+             Index          Index        Objective
2/28/95            10,000                     9,575              10,000         10,000         10,000
12/95              10,941                    10,476              11,097         10,192         10,958
12/96              11,402                    10,917              11,589         10,533         11,378
12/97              12,373                    11,847              12,656         10,713         12,308
12/98              13,096                    12,539              13,476         10,864         12,999
12/99              12,749                    12,174              13,197         11,139         12,448
12/00              14,356                    13,677              14,740         11,512         13,859
12/01              14,965                    14,241              15,496         11,686         14,430
12/02              16,464                    15,630              16,983         11,970         15,683
12/03              17,332                    16,413              17,887         12,187         16,464

            PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE.

           # Account value if you reinvested income and capital gains.


                AVERAGE ANNUAL TOTAL RETURNS++

-----------------------------------------------------------
      ONE        ANNUALIZED      ANNUALIZED      ANNUALIZED
     YEAR          3 YEAR          5 YEAR        INCEPTION
    RETURN         RETURN          RETURN         TO DATE*
-----------------------------------------------------------
     5.27%          6.48%          5.77%            6.40%  Institutional Class*
-----------------------------------------------------------
     5.01%          6.26%          5.53%+           6.38%  Class A**
-----------------------------------------------------------
     0.52%          4.75%          4.61%+           5.37%  Class A, with load***
-----------------------------------------------------------

    * Commenced operations on 02/16/95.
   ** Commenced operations on 06/14/99.
  *** Reflects 4.25% sales charge.
    + Prior performance information represents performance of the Institutional
      Class, which was offered on 02/16/95. Institutional Class performance has been adjusted to reflect the Class A sales charge, but has not been adjusted to reflect Class A Rule 12b-1 fees and expenses. Had that adjustment been made, performance would be lower than that shown.
   ++ Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Bishop Street Funds                    34

Hawaii Municipal Bond Fund
--------------------------------------------------------------------------------
                                TOP TEN HOLDINGS

  ----------------------------------------------------------------------------
                                                                     Percentage
                                             Coupon       Maturity      of
                                              Rate          Date    Investments
  ----------------------------------------------------------------------------
   1.  Department of Budget & Finance RB     5.750%      07/01/26      2.8%
  ----------------------------------------------------------------------------
   2.  Honolulu City & County GO             5.000%      07/01/19      2.0%
  ----------------------------------------------------------------------------
   3.  Hawaii State Highway RB               5.250%      07/01/15      2.0%
  ----------------------------------------------------------------------------
   4.  Hawaii State Highway RB               6.000%      07/01/09      1.9%
  ----------------------------------------------------------------------------
   5.  Honolulu City & CountyGO              5.125%      07/01/17      1.8%
  ----------------------------------------------------------------------------
   6.  Hawaii State Airport System RM        6.500%      07/01/14      1.6%
  ----------------------------------------------------------------------------
   7.  Hawaii State GO                       5.250%      04/01/12      1.5%
  ----------------------------------------------------------------------------
   8.  Honolulu City & County RB             5.250%      07/01/18      1.5%
  ----------------------------------------------------------------------------
   9.  Hawaii State GO                       3.000%      09/01/05      1.4%
  ----------------------------------------------------------------------------
  10.  Hawaii State GO                       6.500%      12/01/13      1.4%
  ----------------------------------------------------------------------------


                             STATEMENT OF NET ASSETS

       Face                                                             Market
      Amount                                                             Value
       (000)                                                             (000)
      --------                                                          ------


                            MUNICIPAL BONDS -- 99.3%
ARKANSAS -- 0.3%
               Little Rock Capital Improvement, GO, FSA Insured
      $ 500    3.950%, 04/01/19                                        $    497
                                                                       --------
CALIFORNIA -- 0.9%
               East Bay Regional District, Ser D, GO
        500    5.000%, 09/01/23                                             512
               Los Angeles Community College, Ser A, GO, MBIA Insured
      1,000    5.500%, 08/01/12                                           1,142
                                                                       --------
                                                                          1,654
                                                                       --------
HAWAII -- 83.1%
               Department of Budget & Finance, Electric & Subsidiary Project,
               Ser B, RB
      1,000    5.000%, 12/01/22                                           1,017
               Department of Budget & Finance, Hawaiian Electric,
               Ser A, RB, AMBAC Insured
      2,000    5.500%, 12/01/14                                           2,270




December 31, 2003                      35              www.bishopstreetfunds.com

Hawaii Municipal Bond Fund
--------------------------------------------------------------------------------

                             STATEMENT OF NET ASSETS
                                   (CONTINUED)

        Face                                                            Market
       Amount                                                            Value
        (000)                                                            (000)
       ------                                                           ------

HAWAII (CONTINUED)
               Department of Budget & Finance, Hawaiian Electric,
               Ser A, RB, AMT, MBIA Insured
      $ 785    6.200%, 05/01/26                                        $    858
        290    5.650%, 10/01/27                                             312
               Department of Budget & Finance, Hawaiian Electric,
               Ser B, RB, AMT, AMBAC Insured
      1,000    5.750%, 12/01/18                                           1,113
               Department of Budget & Finance, Hawaiian Electric,
               Ser C, RB, AMT, AMBAC Insured
      1,000    6.200%, 11/01/29                                           1,131
               Department of Budget & Finance, Kapiolani Heath, RB
        100    6.250%, 07/01/21                                             105
               Department of Budget & Finance, Queens Health Systems,
               Ser A, RB, Pre-Refunded @ 102 (A)
      1,450    5.875%, 07/01/11                                           1,629
      4,505    5.750%, 07/01/26                                           5,051
               Department of Budget & Finance, Queens Health Systems,
               Ser B, RB, MBIA Insured
        750    5.250%, 07/01/11                                             826
      1,445    5.250%, 07/01/12                                           1,580
      1,275    5.250%, 07/01/13                                           1,414
      1,000    5.250%, 07/01/14                                           1,103
               Department of Budget & Finance, Special Purpose Mortgage,
               Hawaiian Electric Project, Ser A, RB, AMT, MBIA Insured
      1,090    6.600%, 01/01/25                                           1,149
               Department of Budget & Finance, Special Purpose Mortgage,
               Kapiolani Health Care System Project, RB
      1,510    6.300%, 07/01/08                                           1,547
               Department of Budget & Finance, Special Purpose Mortgage,
               St. Francis Medical Center Project, RB, FSA Insured
        930    6.500%, 07/01/22                                             942
               Harbor Capital Improvement, RB, AMT, FGIC Insured
        305    6.200%, 07/01/08                                             317
               Harbor Capital Improvement, RB, AMT, MBIA Insured
      2,000    5.500%, 07/01/27                                           2,120
        545    5.400%, 07/01/09                                             612
               Harbor System, Ser A, RB, AMT, FSA Insured
      2,025    5.750%, 07/01/17                                           2,215
      1,210    5.700%, 07/01/16                                           1,336
      1,000    5.600%, 07/01/15                                           1,109
               Harbor System, Ser B, RB, AMT, AMBAC Insured
        200    5.500%, 07/01/19                                             216



Bishop Street Funds                    36

Hawaii Municipal Bond Fund
--------------------------------------------------------------------------------

                             STATEMENT OF NET ASSETS
                                   (CONTINUED)

        Face                                                            Market
       Amount                                                            Value
        (000)                                                            (000)
       ------                                                           ------

HAWAII (CONTINUED)
               Hawaii County, Ser A, GO, FGIC Insured
      $ 450    5.600%, 05/01/12                                        $    524
        430    5.600%, 05/01/13                                             501
        400    5.550%, 05/01/09                                             457
        630    5.500%, 07/15/12                                             725
               Hawaii County, Ser A, GO, FSA Insured
      1,000    5.625%, 05/15/19                                           1,119
        500    5.400%, 05/15/15                                             555
      1,000    5.250%, 05/15/11                                           1,124
      1,000    5.000%, 07/15/23                                           1,036
               Hawaii State, Airport System, Second Ser, RB, AMT, ETM
         60    6.900%, 07/01/12                                              72
               Hawaii State, Airport System, Second Ser, RB, AMT, ETM,
               MBIA Insured
      1,100    6.900%, 07/01/12                                           1,332
               Hawaii State, Airport System, Ser B, RB, AMT,
               FGIC Insured
      1,500    6.625%, 07/01/18                                           1,755
      2,500    6.500%, 07/01/14                                           2,949
        100    6.000%, 07/01/19                                             113
               Hawaii State, Highway, RB
      1,000    6.000%, 07/01/08                                           1,149
      3,000    6.000%, 07/01/09                                           3,503
        375    5.250%, 07/01/10                                             418
        500    5.250%, 07/01/12                                             553
      2,000    5.250%, 07/01/16                                           2,159
               Hawaii State, Highway, RB, FGIC Insured
      3,280    5.250%, 07/01/15                                           3,634
        405    5.000%, 07/01/16                                             435
               Hawaii State, Highway, RB, FSA Insured
      1,000    4.500%, 07/01/07                                           1,080
               Hawaii State, Housing, Finance & Development,
               Affordable Rental Housing Program, Ser A, RB
        750    6.050%, 07/01/22                                             777
        330    6.000%, 07/01/15                                             344
               Hawaii State, Housing, Finance & Development, Affordable
               Rental Housing Program, Ser A, RB, AMT, FNMA
               Collateral
      1,780    5.750%, 07/01/30                                           1,836
        227    5.550%, 07/01/07                                             234
      1,355    5.400%, 07/01/30                                           1,385
        250    5.250%, 07/01/13                                             264
               Hawaii State, Housing, Finance & Development, Single-Family
               Mortgage Purchase, Ser B, RB, FNMA Collateral
      1,000    5.450%, 07/01/17                                           1,041


December 31, 2003                      37              www.bishopstreetfunds.com

Hawaii Municipal Bond Fund
--------------------------------------------------------------------------------

                             STATEMENT OF NET ASSETS
                                   (CONTINUED)

        Face                                                            Market
       Amount                                                            Value
        (000)                                                            (000)
       ------                                                           ------

HAWAII (CONTINUED)
               Hawaii State, Housing, Finance & Development, University
               of Hawaii, Faculty Housing Project, RB, AMBAC Insured
      $ 700    5.650%, 10/01/16                                        $    752
        415    5.000%, 10/01/06                                             444
        395    4.850%, 10/01/05                                             418
               Hawaii State, Kapolei Office Building, Ser A, COP,
               AMBAC Insured
      1,475    5.250%, 05/01/13                                           1,652
      1,000    5.000%, 05/01/08                                           1,107
      1,000    5.000%, 05/01/14                                           1,091
      1,100    5.000%, 05/01/15                                           1,193
      1,500    5.000%, 05/01/16                                           1,618
      1,000    5.000%, 05/01/17                                           1,074
        500    5.000%, 05/01/18                                             532
               Hawaii State, No. 1 Capitol District State Office, COP,
               MBIA Insured
      1,000    5.200%, 05/01/14                                           1,087
        175    5.000%, 05/01/11                                             194
               Hawaii State, Ser CL, GO
      1,000    6.000%, 03/01/09                                           1,163
               Hawaii State, Ser CL, GO, MBIA Insured
        555    6.000%, 03/01/08                                             636
               Hawaii State, Ser CM, GO, FGIC Insured
      2,000    6.500%, 12/01/13                                           2,500
        500    6.000%, 12/01/09                                             590
      1,500    6.000%, 12/01/11                                           1,799
               Hawaii State, Ser CN, GO, FGIC Insured
        500    5.500%, 03/01/14                                             555
        500    5.250%, 03/01/12                                             550
        535    5.250%, 03/01/17                                             577
               Hawaii State, Ser CO, GO, FGIC Insured
        200    6.000%, 09/01/05                                             215
               Hawaii State, Ser CP, GO, FGIC Insured
        300    5.000%, 10/01/16                                             319
               Hawaii State, Ser CR, GO, MBIA Insured
      1,500    5.750%, 04/01/09                                           1,726
        270    5.250%, 04/01/11                                             297
      2,500    5.250%, 04/01/12                                           2,761
      1,000    4.750%, 04/01/18                                           1,033
               Hawaii State, Ser CS, GO, MBIA Insured
        255    5.000%, 04/01/09                                             284
               Hawaii State, Ser CU, GO, MBIA Insured
        500    5.750%, 10/01/07                                             565
        500    5.750%, 10/01/11                                             579
        550    5.750%, 10/01/12                                             628


Bishop Street Funds                    38

Hawaii Municipal Bond Fund
--------------------------------------------------------------------------------

                             STATEMENT OF NET ASSETS
                                   (CONTINUED)

        Face                                                            Market
        Amount                                                           Value
        (000)                                                            (000)
       ------                                                           ------

HAWAII (CONTINUED)
               Hawaii State, Ser CU, GO, MBIA Insured, Pre-Refunded
               @ 100 (A)
     $  250    5.300%, 10/01/15                                        $    287
               Hawaii State, Ser CV, GO, FGIC Insured
      1,000    5.250%, 08/01/21                                           1,062
               Hawaii State, Ser CX, GO, FSA Insured
      1,000    5.500%, 02/01/21                                           1,090
      2,000    5.000%, 02/01/19                                           2,130
               Hawaii State, Ser CY, GO, FSA Insured
      1,000    5.500%, 02/01/11                                           1,156
      1,000    5.250%, 02/01/07                                           1,099
               Hawaii State, Ser CZ, GO, FSA Insured, Pre-Refunded
               @ 100 (A)
      1,860    5.250%, 07/01/19                                           2,140
               Hawaii State, Ser DB, GO, MBIA Insured
      1,000    5.000%, 09/01/09                                           1,120
               Hawaii State, Ser DC, GO
      2,560    3.000%, 09/01/05                                           2,624
               Hawaiian Home Lands Department, RB
      1,250    4.000%, 07/01/05                                           1,294
               Honolulu City & County, Board of Water Supply, RB,
               FSA Insured
        620    5.500%, 07/01/15                                             701
               Honolulu City & County, Board of Water Supply, RB,
               Pre-Refunded @ 101 (A)
      1,000    5.800%, 07/01/16                                           1,114
        250    5.250%, 07/01/07                                             275
               Honolulu City & County, FHA-Smith-Beretania-8A, RB,
               MBIA Insured
      1,000    5.450%, 01/01/25                                           1,000
               Honolulu City & County, GO
        820    5.400%, 09/27/07                                             916
        200    1.100%, 09/11/08                                             200
               Honolulu City & County, GO, ETM
        230    6.000%, 12/01/09                                             273
               Honolulu City & County, Ser A, GO
         55    6.000%, 01/01/10                                              65
               Honolulu City & County, Ser A, GO, ETM
        500    6.000%, 01/01/09                                             582
         95    6.000%, 01/01/10                                             112
        800    5.750%, 04/01/10                                             937
        245    5.700%, 04/01/09                                             283
               Honolulu City & County, Ser A, GO, ETM, MBIA Insured
        135    6.000%, 11/01/10                                             161
               Honolulu City & County, Ser A, GO, FSA Insured
        400    5.125%, 09/01/21                                             419


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Hawaii Municipal Bond Fund
--------------------------------------------------------------------------------

                             STATEMENT OF NET ASSETS
                                   (CONTINUED)

        Face                                                            Market
       Amount                                                            Value
        (000)                                                            (000)
       ------                                                           ------

HAWAII (CONTINUED)
               Honolulu City & County, Ser A, GO, MBIA Insured
     $  365    6.000%, 11/01/10                                        $    435
      1,000    5.250%, 03/01/27                                           1,045
               Honolulu City & County, Ser B, GO, ETM, FGIC Insured
        635    5.500%, 10/01/11                                             741
               Honolulu City & County, Ser B, GO, FGIC Insured
      2,000    5.125%, 07/01/16                                           2,156
      3,000    5.125%, 07/01/17                                           3,217
               Honolulu City & County, Ser C, GO, FGIC Insured
        125    5.500%, 11/01/07                                             141
      1,200    5.125%, 07/01/11                                           1,341
      2,100    5.125%, 07/01/15                                           2,278
        650    5.000%, 07/01/09                                             726
      3,500    5.000%, 07/01/19                                           3,698
               Honolulu City & County, Waipahu Towers Project,
               Ser A, RB, AMT, GNMA Collateral
        200    6.900%, 06/20/35                                             209
               Honolulu City & County, Waste Water, 2nd Board Resolution,
               Junior Ser, RB, FGIC Insured
      1,000    5.250%, 07/01/12                                           1,112
      1,900    5.250%, 07/01/13                                           2,104
      1,000    5.250%, 07/01/17                                           1,089
      2,500    5.250%, 07/01/18                                           2,711
               Kauai County, Public Improvement, Ser B, GO, MBIA Insured
        175    5.200%, 08/01/15                                             192
        165    5.150%, 08/01/14                                             181
        155    5.100%, 08/01/13                                             171
        120    5.050%, 08/01/12                                             131
        140    5.000%, 08/01/11                                             153
        135    4.950%, 08/01/10                                             146
        100    4.850%, 08/01/09                                             109
        120    4.750%, 08/01/08                                             130
               Kauai County, Ser A, GO, FGIC Insured, Pre-Refunded @ 100 (A)
      1,135    6.250%, 08/01/18                                           1,373
      1,480    6.250%, 08/01/20                                           1,790
      1,335    6.250%, 08/01/21                                           1,615
      1,050    6.250%, 08/01/22                                           1,270
               Kauai County, Ser A, GO, MBIA Insured
        750    5.625%, 08/01/18                                             843
               Kauai County, Ser B, GO, MBIA Insured, Pre-Refunded
               @ 102 (A)
        260    5.900%, 02/01/13                                             266
               Maui County, GO, FGIC Insured, Pre-Refunded
               @ 101 (A)
        355    5.125%, 12/15/10                                             360


Bishop Street Funds                    40

Hawaii Municipal Bond Fund
--------------------------------------------------------------------------------

                             STATEMENT OF NET ASSETS
                                   (CONTINUED)

        Face                                                            Market
       Amount                                                            Value
        (000)                                                            (000)
       ------                                                           ------

HAWAII (CONTINUED)
               Maui County, Ser A, GO
      $ 485    5.375%, 03/01/12                                        $    548
               Maui County, Ser A, GO, FGIC Insured
        500    5.200%, 09/01/12                                             549
        100    5.125%, 03/01/14                                             109
        615    5.100%, 03/01/19                                             645
        200    5.000%, 03/01/13                                             217
        795    5.000%, 03/01/18                                             833
               Maui County, Ser A, GO, FGIC Insured, Pre-Refunded
               @ 101 (A)
        450    5.800%, 03/01/15                                             531
               Maui County, Ser A, GO, MBIA Insured, Pre-Refunded
               @ 101 (A)
        250    5.750%, 06/01/13                                             277
               Maui County, Ser C, GO, FGIC Insured
      1,000    5.250%, 03/01/17                                           1,086
        500    5.200%, 03/01/16                                             543
        790    5.150%, 03/01/15                                             860
               Pacific Health Special Purpose, Ser A, RB
        500    5.600%, 07/01/33                                             496
               University of Hawaii, Ser A, RB, FGIC Insured
        500    5.500%, 07/15/19                                             554
        500    5.500%, 07/15/21                                             547
               University of Hawaii, Ser B, RB, FSA Insured
        320    5.250%, 10/01/16                                             352
        775    5.250%, 10/01/17                                             847
                                                                       --------
                                                                        150,752
                                                                       --------
ILLINOIS -- 0.3%
               Illinois, Educational Facilities, Augustana College, RB
        550    5.250%, 10/01/18                                             619
                                                                       --------
KENTUCKY -- 0.6%
               Kenton County, Airport, RB, AMT, MBIA Insured
      1,000    5.000%, 03/01/10                                           1,090
                                                                       --------
MASSACHUSETTS -- 0.7%
               Massachusetts State, Port Authority, Ser B, RB, AMT,
               FSA Insured
      1,265    5.500%, 07/01/14                                           1,379
                                                                       --------
NEW YORK -- 1.5%
               New York State, Tobacco Settlement Financing Corp,
               Ser B-1, RB
      1,500    4.000%, 06/01/07                                           1,567
      1,100    4.000%, 06/01/12                                           1,103
                                                                       --------
                                                                          2,670
                                                                       --------


December 31, 2003                      41              www.bishopstreetfunds.com

Hawaii Municipal Bond Fund
--------------------------------------------------------------------------------

                             STATEMENT OF NET ASSETS
                                   (CONTINUED)

        Face                                                            Market
       Amount                                                            Value
        (000)                                                            (000)
       ------                                                           ------

OREGON -- 0.6%
               Portland, Airport & Marina Improvements, Ser 12C RB, AMT,
               FGIC Insured
     $1,000    4.750%, 07/01/10                                        $  1,072
                                                                       --------
PUERTO RICO -- 9.1%
               Puerto Rico Commonwealth, GO, FGIC Insured
      1,000    5.500%, 07/01/12                                           1,168
               Puerto Rico Commonwealth, GO, MBIA Insured
      1,500    6.500%, 07/01/10                                           1,832
        500    6.500%, 07/01/14                                             630
               Puerto Rico Commonwealth, Public Improvement, Ser A, GO
      1,000    5.000%, 07/01/10                                           1,107
      1,000    5.000%, 07/01/11                                           1,108
      1,000    5.000%, 07/01/27                                           1,018
               Puerto Rico, Electric Power Authority, Ser DD, RB,
               FSA Insured
      1,000    5.000%, 07/01/28                                           1,028
               Puerto Rico, Electric Power Authority, Ser HH, RB,
               FSA Insured
        500    5.250%, 07/01/29                                             528
               Puerto Rico, Highway & Transportation Authority Revenue,
               Ser D, RB, FSA Insured
        500    5.000%, 07/01/32                                             516
               Puerto Rico, Housing Financial Authority, Capital
               Funding Program, RB
      1,000    5.000%, 12/01/16                                           1,080
      1,000    4.500%, 12/01/09                                           1,090
      1,000    2.500%, 12/01/07                                           1,015
               Puerto Rico, Housing, Banking & Finance Agency, Single-
               Family Mortgage, Affordable Housing Mortgage, Portfolio
               I, RB, AMT, GNMA/FNMA/FHLMC Collateral
        180    6.100%, 10/01/15                                             186
               Puerto Rico, Industrial Tourist Educational Medical
               Environmental Control Facilities, Hospital Auxilio
               Mutuo Obligation Group, Ser A, RB, MBIA Insured
        300    6.250%, 07/01/24                                             319
               Puerto Rico, Public Building Authority, Government
               Facilities, Ser B, RB, MBIA Insured
      1,000    5.000%, 07/01/15                                           1,080
               Puetro Rico Commonwealth, Public Improvement, GO,
               FSA Insured
      1,000    5.000%, 07/01/21                                           1,055
               University of Puerto Rico, Ser O, RB, MBIA Insured
      1,500    5.750%, 06/01/19                                           1,725
                                                                       --------
                                                                         16,485
                                                                       --------


Bishop Street Funds                    42

Hawaii Municipal Bond Fund
--------------------------------------------------------------------------------

                             STATEMENT OF NET ASSETS
                                   (CONTINUED)

        Face                                                            Market
       Amount                                                            Value
    (000)/Shares                                                         (000)
    ------------                                                        ------

TEXAS -- 0.3%
               Dallas, Waterworks & Sewer Systems, Refunding &
               Improvement, Ser A, RB, FSA Insured
      $ 500    4.125%, 10/01/16                                        $    507
                                                                       --------
UTAH -- 1.9%
               Davis County, Sales Tax Revenue, Ser B, RB,
               AMBAC Insured
      1,000    5.250%, 10/01/23                                           1,063
               Utah, Transit Sales Tax Revenue, Ser A, RB,
               FSA Insured
        860    5.000%, 06/15/32                                             879
               Webber County, Sales Tax Revenue, Ser B, RB,
               AMBAC Insured
      1,385    5.000%, 07/01/23                                           1,435
                                                                       --------
                                                                          3,377
                                                                       --------
               TOTAL MUNICIPAL BONDS (Cost $167,646)                    180,102
                                                                       --------

                            CASH EQUIVALENTS -- 0.9%
    835,573    Dreyfus Tax-Exempt Cash Management Fund                      836
    835,572    Fidelity Institutional Money Market Tax-Exempt Fund          836
                                                                       --------
               TOTAL CASH EQUIVALENTS (Cost $1,672)                       1,672
                                                                       --------
TOTAL INVESTMENTS (Cost $169,318)-- 100.2%                              181,774
                                                                       --------

                     OTHER ASSETS AND LIABILITIES -- (0.2)%
   Investment Adviser Fees Payable                                          (18)
   Administrative Fees Payable                                              (11)
   Other Assets and Liabilities, Net                                       (397)
                                                                       --------
TOTAL OTHER ASSETS AND LIABILITIES                                         (426)
                                                                       --------







December 31, 2003                      43              www.bishopstreetfunds.com

Hawaii Municipal Bond Fund
--------------------------------------------------------------------------------

                             STATEMENT OF NET ASSETS
                                   (CONTINUED)


                                                                        Value
                                                                        (000)
                                                                        -----




                                   NET ASSETS:
Fund Shares of Institutional Shares (unlimited authorization
   -- no par value) Based on 13,419,815 Outstanding Shares of
   Beneficial Interest                                                 $139,699
Fund Shares of Class A (unlimited authorization -- no par value)
   Based on 2,763,888 Outstanding Shares of Beneficial Interest          28,955
Undistributed net investment income                                          34
Accumulated net realized gain on investments                                204
Net unrealized appreciation on investments                               12,456
                                                                       --------
TOTAL NET ASSETS -- 100.0%                                             $181,348
                                                                       ========
NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE -- INSTITUTIONAL CLASS
   ($150,373,234 / 13,419,815 SHARES)                                  $  11.21
                                                                       ========
 NET ASSET VALUE, REDEMPTION
   PRICE PER SHARE -- CLASS A
   ($30,974,300 / 2,763,888 SHARES)                                    $  11.21
                                                                       ========
MAXIMUM OFFERING PRICE PER SHARE --
   CLASS A SHARES ($11.21 / 95.75%)                                    $  11.71
                                                                       ========

(A) PRE-REFUNDED SECURITY -- THE MATURITY DATE SHOWN IS THE PRE-REFUNDED DATE.

AMBAC -- AMERICAN MUNICIPAL BOND ASSURANCE COMPANY

AMT -- ALTERNATIVE MINIMUM TAX

COP -- CERTIFICATE OF PARTICIPATION

ETM -- ESCROWED TO MATURITY

FGIC -- FINANCIAL GUARANTEE INSURANCE CORPORATION

FHLMC -- FEDERAL HOME LOAN MORTGAGE CORPORATION

FNMA -- FEDERAL NATIONAL MORTGAGE ASSOCIATION

FSA -- FINANCIAL SECURITY ASSURANCE

GNMA -- GOVERNMENT NATIONAL MORTGAGE ASSOCIATION

GO -- GENERAL OBLIGATION

MBIA -- MUNICIPAL BOND INVESTORS ASSURANCE

RB -- REVENUE BOND

SER -- SERIES

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


Bishop Street Funds                    44

--------------------------------------------------------------------------------
                                  BISHOP STREET
                              MANAGEMENT DISCUSSION
                                      FUNDS
--------------------------------------------------------------------------------


Money Market & Treasury Money Market Funds
--------------------------------------------------------------------------------



The U.S. economy ended 2003 on a strong note, signaling a strengthening, broad-based recovery that, for the first time, began to reflect increasing contributions to growth from the business sector. Gross Domestic Product numbers released during the fourth quarter showed that the economy expanded at an impressive rate of 8.2% during the prior quarter. Consumer spending remained robust and capital spending, led by business equipment and software needs, improved as well. In addition, with the recent decline in jobless claims, the labor market now appears to be improving modestly. This economic backdrop favored equities and other riskier assets in the final period, while subdued inflation reports eased the market's fear of significantly higher interest rates.

In light of the improving economic backdrop, Federal Reserve (Fed) policymakers upgraded their assessment of the U.S. economy at their meeting on December 10th while also signaling that an interest-rate hike may not occur for some time. With favorable inflationary indicators surprising on the downside, markets reassessed interest rate levels accounting for continued easy monetary policy. While bond yields had moved higher earlier in the quarter with the strength in economic data, they retraced some of that increase following benign inflationary signs. The money market curve remained relatively unchanged on the quarter, pricing in a 30% chance of a Fed tightening in mid 2004. The Fed Funds rate capped the year at a 41-year low of 1%.








December 31, 2003                      45              www.bishopstreetfunds.com

--------------------------------------------------------------------------------
                                  BISHOP STREET
                              MANAGEMENT DISCUSSION
                                      FUNDS
--------------------------------------------------------------------------------


The U.S. economy showed signs that aggressive monetary and fiscal stimulus has contributed to solid growth in 2003, and we expect this to continue in 2004. While the consumer has been a key contributor to the economy, thanks in part to record mortgage refinancing at low interest rates, capital spending and exports will accelerate, resulting in a more balanced growth rate. Despite the recent growth, there are only scant signs of higher prices on the horizon - the U.S. dollar's value has been declining versus other currencies, while oil, gold and other commodity prices have been rising. We believe the Fed will not raise short-term rates until it has observed months of solid job growth and signs that inflation is increasing, which would be well into 2004. By assuring the market that that it will hold rates steady for a "considerable period," the Fed should have a continued positive influence on both the U.S. economy and financial markets. Finally, we do not believe that this year's U.S. Presidential election will be an important factor - one way or the other - for the makers of U.S. interest rate policy.


Bishop Street Funds                    46

Money Market Fund
--------------------------------------------------------------------------------

                             STATEMENT OF NET ASSETS


        Face
       Amount                                                           Value
        (000)                                                           (000)
       ------                                                           -----


                   U.S. GOVERNMENT AGENCY OBLIGATIONS -- 34.4%

               FHLB
     $1,400    5.375%, 01/05/04                                        $  1,401
      2,000    5.715%, 05/12/04                                           2,031
               FHLMC
      3,000    3.250%, 01/15/04                                           3,002
      3,000    1.348%, 01/29/04 (C)                                       2,997
      4,000    1.075%, 02/18/04 (C)                                       3,994
      2,750    1.223%, 02/26/04 (C)                                       2,745
      3,500    1.094%, 03/12/04 (C)                                       3,492
      4,000    1.136%, 04/22/04 (C)                                       3,986
      3,000    0.949%, 06/17/04 (C)                                       2,987
      6,000    1.360%, 08/06/04                                           6,003
      4,000    1.190%, 08/19/04 (C)                                       3,970
               FNMA
     10,000    1.207%, 02/06/04 (C)                                       9,988
      4,000    5.125%, 02/13/04                                           4,018
      2,000    3.625%, 04/15/04                                           2,014
      4,000    4.125%, 04/23/04                                           4,035
      5,000    1.071%, 06/25/04 (C)                                       4,974
      7,000    1.219%, 07/01/04 (C)                                       6,957
                                                                       --------
               TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $68,594)   68,594
                                                                       --------

                          COMMERCIAL PAPER (D) -- 33.1%

ASSET-BACKED -- 16.8%
               Apreco
      3,000    1.110%, 02/17/04                                           2,996
               Clipper Receivables
      4,500    1.080%, 01/28/04                                           4,496
               CRC Funding
      4,500    1.090%, 02/06/04                                           4,495
               Delaware Funding
      4,500    1.090%, 01/12/04                                           4,499
               Greyhawk Funding
      4,000    1.100%, 01/09/04                                           3,999
               Park Avenue Receivables
      4,500    1.090%, 01/14/04                                           4,498
               Variable Funding Capital
      4,000    1.080%, 01/09/04                                           3,999
               Windmill Funding
      4,500    1.090%, 01/09/04                                           4,499
                                                                       --------
                                                                         33,481
                                                                       --------


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

Money Market Fund
--------------------------------------------------------------------------------

                             STATEMENT OF NET ASSETS
                                   (CONTINUED)

        Face
       Amount                                                           Value
        (000)                                                           (000)
       --------                                                         -----

BANKS -- 4.0%
               Svenska Handelsbank
     $5,000    1.080%, 02/04/04                                        $  4,995
               UBS Finance
      3,000    1.100%, 01/21/04                                           2,998
                                                                       --------
                                                                          7,993
                                                                       --------
DIVERSE FINANCIAL SERVICES -- 5.5%
               International Lease Finance
      3,000    1.060%, 01/12/04                                           2,999
               Morgan Stanley
      2,000    1.080%, 02/19/04                                           1,997
               Nationwide Building
      1,000    1.116%, 01/20/04                                             999
               Toyota Motor Credit
      5,000    1.070%, 02/17/04                                           4,993
                                                                       --------
                                                                         10,988
                                                                       --------
FOREIGN GOVERNMENTS -- 1.6%
               Quebec Province
      3,200    1.110%, 03/26/04                                           3,192
                                                                       --------
RETAIL - BEVERAGES -- 1.7%
               Diageo Capital
      3,500    1.070%, 02/10/04                                           3,496
                                                                       --------
RETAIL - FOOD -- 1.5%
               Archer Daniels Midland
      3,000    1.140%, 04/06/04                                           2,991
                                                                       --------
SPECIAL PURPOSE ENTITY -- 2.0%
               Westpac Capital
      4,000    1.150%, 05/05/04                                           3,984
                                                                       --------
               TOTAL COMMERCIAL PAPER (Cost $66,125)                     66,125
                                                                       --------

                 CERTIFICATES OF DEPOSIT/BANK NOTES (C) -- 10.5%

               American Express Centurion (A)
      5,000    1.090%, 09/27/04                                           5,000
               Bradford & Bingley 144A
      4,000    1.150%, 01/07/05                                           4,000
               Wells Fargo Bank
      3,000    1.070%, 01/15/04                                           3,000


Bishop Street Funds                    48

Money Market Fund
--------------------------------------------------------------------------------

                             STATEMENT OF NET ASSETS
                                   (CONTINUED)

        Face
       Amount                                                           Value
        (000)                                                           (000)
       -------                                                          -----

                 CERTIFICATES OF DEPOSIT/BANK NOTES (CONTINUED)

               Westdeutsche Landesbank
     $6,000    1.350%, 01/27/04                                        $  6,000
               Wilmington Trust
      3,000    1.100%, 01/22/04                                           3,000
                                                                       --------
               TOTAL CERTIFICATES OF DEPOSIT/BANK NOTES (Cost $21,000)   21,000
                                                                       --------

                        CORPORATE OBLIGATIONS (A) -- 9.1%

DIVERSE FINANCIAL SERVICES -- 7.1%
               Abbey National Treasury Services
      5,000    1.040%, 03/10/04                                           5,000
               General Electric Capital
      2,300    1.250%, 01/07/05                                           2,300
               General Electric Capital MTN
      2,000    1.230%, 01/14/05                                           2,000
               Nationwide Building 144A
        900    1.140%, 07/23/04                                             900
               Permanent Financing
      2,000    1.130%, 03/10/04                                           2,000
      2,055    1.130%, 12/10/04                                           2,055
                                                                       --------
                                                                         14,255
                                                                       --------
INDUSTRIALS -- 2.0%
               BP Capital Markets
      4,000    1.045%, 03/08/04                                           4,000
                                                                       --------
               TOTAL CORPORATE OBLIGATIONS (Cost $18,255)                18,255
                                                                       --------

                   INSURANCE FUNDING AGREEMENTS (A)(B) -- 8.8%

               Allstate 144A
      3,000    1.260%, 03/15/04                                           3,000
               Metropolitan Life Insurance 144A
      5,000    1.243%, 02/02/04                                           5,000
               Monumental Life Insurance 144A
      5,500    1.260%, 01/02/04                                           5,500
               Travelers Insurance 144A
      4,000    1.242%, 02/28/04                                           4,000
                                                                       --------
               TOTAL INSURANCE FUNDING AGREEMENTS (Cost $17,500)         17,500
                                                                       --------


December 31, 2003                      49              www.bishopstreetfunds.com

Money Market Fund
--------------------------------------------------------------------------------

                             STATEMENT OF NET ASSETS
                                   (CONTINUED)

        Face
       Amount                                                           Value
        (000)                                                           (000)
       -------                                                          -----

                             MUNICIPAL BOND -- 2.0%

CONNECTICUT -- 2.0%
               Yale University TECP (C)
     $4,000    1.072%, 02/12/04                                        $  3,995
                                                                       --------
               TOTAL MUNICIPAL BOND (Cost $3,995)                         3,995
                                                                       --------

                          REPURCHASE AGREEMENT -- 2.1%

               UBS Warburg Dillion 1.000%, dated 12/31/03,
               to be repurchased on 01/02/04, repurchase price $4,100,228,
               (collateralized by Government Obligations, total market
      4,100    value $4,182,757)                                          4,100
                                                                       --------
               TOTAL REPURCHASE AGREEMENT (Cost $4,100)                   4,100
                                                                       --------
TOTAL INVESTMENTS (COST $199,569) -- 100.0%                             199,569
                                                                       --------

                      OTHER ASSETS AND LIABILITIES -- 0.0%

   Investment Adviser Fees Payable                                          (37)
   Administrative Fees Payable                                              (21)
   Other Assets and Liabilities, Net                                         95
                                                                       --------
TOTAL OTHER ASSETS AND LIABILITIES                                           37
                                                                       --------

                                   NET ASSETS:

Fund Shares of Institutional Shares (unlimited authorization --
   no par value) Based on 182,189,368 Outstanding Shares of
   Beneficial Interest                                                  182,190
Fund Shares of Class A (unlimited authorization -- no par value)
   Based on 17,440,456 Outstanding Shares of Beneficial Interest         17,439
Distributions in excess of net investment income                             (1)
Accumulated net realized loss on investments                                (22)
                                                                       --------
TOTAL NET ASSETS -- 100.0%                                             $199,606
                                                                       ========

NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE -- INSTITUTIONAL CLASS
   ($182,165,949 / 182,189,368 SHARES)                                 $   1.00
                                                                       ========

NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE -- CLASS A
   ($17,440,331 / 17,440,456 SHARES)                                   $   1.00
                                                                       ========


Bishop Street Funds                    50

Money Market Fund
--------------------------------------------------------------------------------

                             STATEMENT OF NET ASSETS
                                   (CONTINUED)


(A) FLOATING RATE SECURITY -- THE RATE REFLECTED ON THE STATEMENT OF NET ASSETS IS THE RATE IN EFFECT ON DECEMBER 31, 2003. THE MATURITY DATE SHOWN IS THE NEXT SCHEDULED RESET DATE.
(B) SECURITY CONSIDERED ILLIQUID.
(C) REPRESENTS THE EFFECTIVE YIELD AT THE DATE OF PURCHASE.
(D) REPRESENTS THE DISCOUNT YIELD AT THE DATE OF PURCHASE.
FHLB -- FEDERAL HOME LOAN BANK
FHLMC -- FEDERAL HOME LOAN MORTGAGE CORPORATION
FNMA -- FEDERAL NATIONAL MORTGAGE ASSOCIATION
MTN -- MEDIUM TERM NOTE
TECP -- TAX-EXEMPT COMMERCIAL PAPER
144A -- SECURITIES SOLD WITHIN THE TERMS OF PRIVATE PLACEMENT MEMORANDUM,
        EXCEPT FROM REGISTRATION UNDER SECTION 3A-4, 4(2) OR 144A OF THE SECURITIES ACT OF 1933, AS AMENDED, AND MAY BE SOLD ONLY TO DEALERS IN THAT PROGRAM OR OTHER "ACCREDITED INVESTORS."
THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


December 31, 2003                      51              www.bishopstreetfunds.com

Treasury Money Market Fund
--------------------------------------------------------------------------------

                            STATEMENT OF NET ASSETS


        Face
       Amount                                                           Value
        (000)                                                           (000)
       -------                                                          -----


                       U.S. TREASURY OBLIGATIONS -- 50.7%

               U.S. Treasury Bills (A)
    $35,000    0.846%, 01/02/04                                        $ 34,999
      3,000    1.015%, 01/29/04                                           2,998
      8,000    0.801%, 02/12/04                                           7,993
      6,000    1.035%, 02/26/04                                           5,990
               U.S. Treasury Notes
     10,000    3.000%, 01/31/04                                          10,015
      6,000    4.750%, 02/15/04                                           6,027
      4,000    3.625%, 03/31/04                                           4,023
     30,500    3.375%, 04/30/04                                          30,720
      5,000    7.250%, 05/15/04                                           5,111
      4,000    5.250%, 05/15/04                                           4,061
      5,500    2.875%, 06/30/04                                           5,549
      5,000    7.250%, 08/15/04                                           5,187
      5,000    6.000%, 08/15/04                                           5,148
      9,000    2.125%, 08/31/04                                           9,053
                                                                       --------
               TOTAL U.S. TREASURY OBLIGATIONS (Cost $136,874)          136,874
                                                                       --------

                         REPURCHASE AGREEMENTS -- 49.1%

               ABN Amro 0.820%, dated 12/31/03, to be
               repurchased on 01/02/04, repurchase price $10,000,456
               (collateralized by U.S. Treasury Note,
     10,000    total market value $10,106,354)                           10,000
               JP Morgan Chase 0.830%, dated 12/31/03, to be
               repurchased on 01/02/04, repurchase price $62,002,922
               (collateralized by U.S. Government Obligations,
     62,000    total market value $63,242,984)                           62,000
               UBS Warburg Dillion 0.850%, dated 12/31/03, to be
               repurchased on 01/02/04, repurchase price $60,902,876
               (collateralized by U.S. Government Obligation,
     60,900    total market value $62,118,581)                           60,900
                                                                       --------
               TOTAL REPURCHASE AGREEMENTS (Cost $132,900)              132,900
                                                                       --------
TOTAL INVESTMENTS (COST $269,774) -- 99.8%                              269,774
                                                                       --------


Bishop Street Funds                    52

Treasury Money Market Fund
--------------------------------------------------------------------------------

                             STATEMENT OF NET ASSETS
                                   (CONTINUED)


                                                                         Value
                                                                         (000)
                                                                        -------

                      OTHER ASSETS AND LIABILITIES -- 0.2%

   Investment Adviser Fees Payable                                     $    (36)
   Administrative Fees Payable                                              (26)
   Other Assets and Liabilities, Net                                        653
                                                                       --------
TOTAL OTHER ASSETS AND LIABILITIES                                          591
                                                                       --------

                                   NET ASSETS:

Fund Shares of Institutional Shares (unlimited authorization --
   no par value) based on 270,341,173 outstanding shares of
   beneficial interest                                                  270,341
Undistributed net investment income                                          16
Accumulated net realized gain on investments                                  8
                                                                       --------
TOTAL NET ASSETS -- 100.0%                                             $270,365
                                                                       ========

NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE - INSTITUTIONAL CLASS                               $   1.00
                                                                       ========

(A) REPRESENTS THE EFFECTIVE YIELD AT THE DATE OF PURCHASE.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


December 31, 2003                      53              www.bishopstreetfunds.com

Bishop Street Funds
--------------------------------------------------------------------------------

                            STATEMENTS OF OPERATIONS
                      FOR THE YEAR ENDED DECEMBER 31, 2003
                                 (IN THOUSANDS)

                                                                      Tax         High
                                                     Strategic      Managed       Grade
                                         Equity       Growth        Equity       Income
                                          Fund         Fund          Fund         Fund
-----------------------------------------------------------------------------------------
INVESTMENT INCOME:
   Dividend Income                      $ 1,969       $  172        $  497      $    --
   Interest Income                           47            4            14        6,257
   Securities Lending, Net                   32           --            --           42
   Less: Foreign Taxes Withheld              (9)          --            (2)          --
-----------------------------------------------------------------------------------------
   Total Investment Income                2,039          176           509        6,299
-----------------------------------------------------------------------------------------
EXPENSES:
   Investment Adviser Fees                1,021          218           224          741
   Shareholder Servicing Fees               345           73            76          337
   Administrative Fees                      276           59            61          270
   Distribution Fees, Class A                 4           --            --            1
   Transfer Agent Fees                       53           24            27           52
   Professional Fees                         25            7             8           28
   Trustees Fees                             18            4             4           16
   Custody Fees                              12            4             3           12
   Printing Fees                             10            3             3           10
   Registration Fees                          2            1             1            2
   Offering Costs                            --           16            24           --
   Miscellaneous Expenses                     3            4             3           11
-----------------------------------------------------------------------------------------
      Total Expenses                      1,769          413           434        1,480
-----------------------------------------------------------------------------------------
      Less Waivers:
        Investment Adviser Fees             (52)          --           (58)        (134)
        Shareholder Servicing Fees         (207)         (44)          (46)        (202)
        Administrative Fees                (126)         (26)          (26)        (118)
-----------------------------------------------------------------------------------------
            Total Waivers                  (385)         (70)         (130)        (454)
-----------------------------------------------------------------------------------------
      Total Net Expenses                  1,384          343           304        1,026
-----------------------------------------------------------------------------------------
   Net Investment Income (Loss)             655         (167)          205        5,273
-----------------------------------------------------------------------------------------
Net Realized Gain on Investments          1,685          758            19        4,600
Change in Unrealized Appreciation
   (Depreciation) on Investments         30,565        8,983         6,553       (5,397)
-----------------------------------------------------------------------------------------
Net Realized and Unrealized Gain (Loss)
   on Investments                        32,250        9,741         6,572         (797)
-----------------------------------------------------------------------------------------
Increase in Net Assets
   Resulting from Operations            $32,905       $9,574        $6,777      $ 4,476
=========================================================================================

AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.
THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

Bishop Street Funds                    54

Bishop Street Funds
--------------------------------------------------------------------------------

                            STATEMENTS OF OPERATIONS
                      FOR THE YEAR ENDED DECEMBER 31, 2003
                                 (IN THOUSANDS)

                                         Hawaii                     Treasury
                                        Municipal        Money        Money
                                          Bond          Market       Market
                                          Fund           Fund         Fund
--------------------------------------------------------------------------------
INVESTMENT INCOME:
   Interest Income                       $8,232        $2,899       $ 3,781
--------------------------------------------------------------------------------
   Total Investment Income                8,232         2,899         3,781
--------------------------------------------------------------------------------
EXPENSES:
   Investment Adviser Fees                  646           691           950
   Shareholder Servicing Fees               461           576           792
   Administrative Fees                      369           461           633
   Distribution Fees, Class A                81             6            --
   Transfer Agent Fees                       59            58            44
   Professional Fees                         42            47            73
   Trustees Fees                             22            27            38
   Printing Fees                             18            14            26
   Custody Fees                              17            19            26
   Registration Fees                          3             3             4
   Miscellaneous Expenses                    36            13            36
--------------------------------------------------------------------------------
      Total Expenses                      1,754         1,915         2,622
--------------------------------------------------------------------------------
      Less Waivers:
        Investment Adviser Fees            (326)         (209)         (475)
        Shareholder Servicing Fees         (277)         (346)         (475)
        Administrative Fees                (240)         (201)         (277)
--------------------------------------------------------------------------------
            Total Waivers                  (843)         (756)       (1,227)
--------------------------------------------------------------------------------
      Total Net Expenses                    911         1,159         1,395
--------------------------------------------------------------------------------
   Net Investment Income                  7,321         1,740         2,386
--------------------------------------------------------------------------------
Net Realized Gain on Investments          1,911            --            21
Change in Unrealized Appreciation
   on Investments                            64            --            --
--------------------------------------------------------------------------------
Net Realized and Unrealized Gain
   on Investments                         1,975            --            21
--------------------------------------------------------------------------------
Increase in Net Assets
   Resulting from Operations             $9,296        $1,740       $ 2,407
================================================================================
AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.
THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

December 31, 2003                      55              www.bishopstreetfunds.com

Bishop Street Funds
--------------------------------------------------------------------------------

                       STATEMENT OF CHANGES IN NET ASSETS
                        FOR THE YEARS ENDED DECEMBER 31,
                                 (IN THOUSANDS)

                                                                          Equity Fund
----------------------------------------------------------------------------------------------
                                                                        2003         2002
----------------------------------------------------------------------------------------------
INVESTMENT ACTIVITIES FROM OPERATIONS:
   Net Investment Income                                              $    655     $    428
   Net Realized Gain (Loss) on Investments                               1,685      (21,478)
   Change in Unrealized Appreciation (Depreciation)
     on Investments                                                     30,565      (31,683)
----------------------------------------------------------------------------------------------
   Increase (Decrease) in Net Assets Resulting From Operations          32,905      (52,733)
----------------------------------------------------------------------------------------------
DIVIDENDS TO SHAREHOLDERS:
   Net Investment Income:
     Institutional Class Shares                                           (650)        (420)
     Class A Shares                                                         (3)          --
----------------------------------------------------------------------------------------------
        Total Dividends                                                   (653)        (420)
----------------------------------------------------------------------------------------------
Changes in Net Assets                                                   32,252      (53,153)
----------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS:
   Institutional Class Shares:
     Proceeds from Shares Issued                                        11,293       19,672
     Reinvestments of Cash Distributions                                   393          246
     Cost of Shares Redeemed                                           (17,181)     (53,829)
----------------------------------------------------------------------------------------------
        Total Institutional Class Capital Share Transactions            (5,495)     (33,911)
----------------------------------------------------------------------------------------------
   Class A Shares:
     Proceeds from Shares Issued                                           143          459
     Reinvestments of Cash Distributions                                     2           --
     Cost of Shares Redeemed                                              (521)      (1,036)
----------------------------------------------------------------------------------------------
        Total Class A Capital Share Transactions                          (376)        (577)
----------------------------------------------------------------------------------------------
Net Decrease in Net Assets
   From Capital Share Transactions                                      (5,871)     (34,488)
----------------------------------------------------------------------------------------------
   Total Increase (Decrease) in Net Assets                              26,381      (87,641)
----------------------------------------------------------------------------------------------
NET ASSETS:
     Beginning of Year                                                 131,584      219,225
----------------------------------------------------------------------------------------------
     End of Year                                                      $157,965     $131,584
==============================================================================================
SHARE TRANSACTIONS:
   Institutional Class Shares:
     Issued                                                              1,341        2,383
     Issued in Lieu of Cash Distributions                                   46           33
     Redeemed                                                           (2,169)      (6,627)
----------------------------------------------------------------------------------------------
        Total Institutional Class Share Transactions                      (782)      (4,211)
----------------------------------------------------------------------------------------------
   Class A Shares:
     Shares Issued                                                          17           49
     Shares Issued in Lieu of Cash Distributions                             1           --
     Shares Redeemed                                                       (64)        (116)
----------------------------------------------------------------------------------------------
        Total Class A Share Transactions                                   (46)         (67)
----------------------------------------------------------------------------------------------
Net Decrease in Shares Outstanding from Share Transactions                (828)      (4,278)
==============================================================================================

AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.
THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

Bishop Street Funds                    56

Bishop Street Funds
--------------------------------------------------------------------------------

                       STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE PERIODS ENDED DECEMBER 31,
                                 (IN THOUSANDS)

                                                                        Strategic             Tax Managed
                                                                      Growth Fund(1)         Equity Fund(2)
-----------------------------------------------------------------------------------------------------------------
                                                                     2003        2002        2003        2002
-----------------------------------------------------------------------------------------------------------------
INVESTMENT ACTIVITIES FROM OPERATIONS:
   Net Investment Income (Loss)                                    $  (167)    $   (58)    $   205     $    33
   Net Realized Gain (Loss) on Investments                             758      (2,035)         19          12
   Change in Unrealized Appreciation (Depreciation)
     on Investments                                                  8,983        (833)      6,553        (430)
-----------------------------------------------------------------------------------------------------------------
   Increase (Decrease) in Net Assets Resulting From Operations       9,574      (2,926)      6,777        (385)
-----------------------------------------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
   Net Investment Income:
     Institutional Class Shares                                         --          --        (204)        (33)
   Capital Gains:
     Institutional Class Shares                                         --          --         (46)         --
-----------------------------------------------------------------------------------------------------------------
        Total Dividends and Distributions                               --          --        (250)        (33)
-----------------------------------------------------------------------------------------------------------------
Changes in Net Assets                                                9,574      (2,926)      6,527        (418)
-----------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS:
   Institutional Class Shares:
     Proceeds from Shares Issued                                    20,073      22,869       8,008      25,278
     Reinvestments of Cash Distributions                                --          --           6          --
     Cost of Shares Redeemed                                        (2,701)        (44)     (4,368)       (225)
-----------------------------------------------------------------------------------------------------------------
        Total Institutional Class Capital Share Transactions        17,372      22,825       3,646      25,053
-----------------------------------------------------------------------------------------------------------------
Net Increase in Net Assets
   From Capital Share Transactions                                  17,372      22,825       3,646      25,053
-----------------------------------------------------------------------------------------------------------------
   Total Increase in Net Assets                                     26,946      19,899      10,173      24,635
-----------------------------------------------------------------------------------------------------------------
NET ASSETS:
     Beginning of Period                                            19,899          --      24,635          --
-----------------------------------------------------------------------------------------------------------------
     End of Period                                                 $46,845     $19,899     $34,808     $24,635
=================================================================================================================
SHARE TRANSACTIONS:
   Institutional Class Shares:
     Shares Issued                                                   1,873       2,308         802       2,527
     Shares Issued in Lieu of Cash Distributions                        --          --           1          --
     Shares Redeemed                                                  (251)         (5)       (422)        (22)
-----------------------------------------------------------------------------------------------------------------
        Total Institutional Class Share Transactions                 1,622       2,303         381       2,505
-----------------------------------------------------------------------------------------------------------------
Net Increase in Shares Outstanding from Share Transactions           1,622       2,303         381       2,505
=================================================================================================================

(1) COMMENCED OPERATIONS ON JULY 1, 2002.
(2) COMMENCED OPERATIONS ON NOVEMBER 13, 2002.
AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.
THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


December 31, 2003                      57              www.bishopstreetfunds.com

Bishop Street Funds
--------------------------------------------------------------------------------

                       STATEMENTS OF CHANGES IN NET ASSETS
                        FOR THE YEARS ENDED DECEMBER 31,
                                 (IN THOUSANDS)

                                                                        High Grade            Hawaii Municipal
                                                                       Income Fund               Bond Fund
--------------------------------------------------------------------------------------------------------------------
                                                                    2003         2002         2003         2002
--------------------------------------------------------------------------------------------------------------------
INVESTMENT ACTIVITIES FROM OPERATIONS:
   Net Investment Income                                          $  5,273     $  5,851     $  7,321     $  7,597
   Net Realized Gain on Investments                                  4,600          576        1,911        1,253
   Change in Unrealized Appreciation (Depreciation)
      on Investments                                                (5,397)       8,053           64        8,384
--------------------------------------------------------------------------------------------------------------------
   Increase in Net Assets Resulting From Operations                  4,476       14,480        9,296       17,234
--------------------------------------------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
   Net Investment Income:
     Institutional Class Shares                                     (5,260)      (5,833)      (6,122)      (6,293)
     Class A Shares                                                    (13)         (17)      (1,218)      (1,289)
   Capital Gains:
     Institutional Class Shares                                     (2,572)          --       (1,555)        (600)
     Class A Shares                                                     (5)          --         (317)        (133)
--------------------------------------------------------------------------------------------------------------------
         Total Dividends and Distributions                          (7,850)      (5,850)      (9,212)      (8,315)
--------------------------------------------------------------------------------------------------------------------
Changes in Net Assets                                               (3,374)       8,630           84        8,919
--------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS:
   Institutional Class Shares:
     Proceeds from Shares Issued                                    15,737       23,640       18,535       22,766
     Reinvestments of Cash Distributions                             2,901        1,748        1,112          945
     Cost of Shares Redeemed                                       (18,942)     (19,891)     (19,607)     (17,946)
--------------------------------------------------------------------------------------------------------------------
         Total Institutional Class Capital Share Transactions         (304)       5,497           40        5,765
--------------------------------------------------------------------------------------------------------------------
   Class A Shares:
     Proceeds from Shares Issued                                        25          169        2,635        4,677
     Reinvestments of Cash Distributions                                15           14          726          613
     Cost of Shares Redeemed                                          (182)        (110)      (5,880)      (3,936)
--------------------------------------------------------------------------------------------------------------------
         Total Class A Capital Share Transactions                     (142)          73       (2,519)       1,354
--------------------------------------------------------------------------------------------------------------------
Net Increase (Decrease) in Net Assets From
   Capital Share Transactions                                         (446)       5,570       (2,479)       7,119
--------------------------------------------------------------------------------------------------------------------
   Total Increase (Decrease) in Net Assets                          (3,820)      14,200       (2,395)      16,038
--------------------------------------------------------------------------------------------------------------------
NET ASSETS:
     Beginning of Year                                             138,941      124,741      183,743      167,705
--------------------------------------------------------------------------------------------------------------------
     End of Year                                                  $135,121     $138,941     $181,348     $183,743
====================================================================================================================
SHARE TRANSACTIONS:
   Institutional Class Shares:
     Shares Issued                                                   1,481        2,310        1,656        2,089
     Shares Issued in Lieu of Cash Distributions                       274          170           99           86
     Shares Redeemed                                                (1,777)      (1,934)      (1,750)      (1,629)
--------------------------------------------------------------------------------------------------------------------
         Total Institutional Class Share Transactions                  (22)         546            5          546
--------------------------------------------------------------------------------------------------------------------
   Class A Shares:
     Shares Issued                                                       2           17          234          429
     Shares Issued in Lieu of Cash Distributions                         2            1           65           56
     Shares Redeemed                                                   (17)         (11)        (521)        (359)
--------------------------------------------------------------------------------------------------------------------
         Total Class A Share Transactions                              (13)           7         (222)         126
--------------------------------------------------------------------------------------------------------------------
Net Increase (Decrease) in Shares Outstanding
   from Share Transactions                                             (35)         553         (217)         672
====================================================================================================================

AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.
THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


Bishop Street Funds                    58

Bishop Street Funds
--------------------------------------------------------------------------------

                       STATEMENTS OF CHANGES IN NET ASSETS
                        FOR THE YEARS ENDED DECEMBER 31,
                                 (IN THOUSANDS)

                                                                       Money Market            Treasury Money Market
                                                                           Fund                        Fund
------------------------------------------------------------------------------------------------------------------------
                                                                    2003          2002          2003          2002
------------------------------------------------------------------------------------------------------------------------
INVESTMENT ACTIVITIES FROM OPERATIONS:
   Net Investment Income                                          $   1,740     $   3,690     $   2,386     $   4,508
   Net Realized Gain (Loss) on Investments                               --             1            21            (9)
------------------------------------------------------------------------------------------------------------------------
   Increase in Net Assets Resulting From Operations                   1,740         3,691         2,407         4,499
------------------------------------------------------------------------------------------------------------------------
DIVIDENDS TO SHAREHOLDERS:
   Net Investment Income:
     Institutional Class Shares                                      (1,731)       (3,687)       (2,386)       (4,508)
     Class A Shares                                                      (9)           (3)           --            --
------------------------------------------------------------------------------------------------------------------------
        Total Dividends                                              (1,740)       (3,690)       (2,386)       (4,508)
------------------------------------------------------------------------------------------------------------------------
Changes in Net Assets                                                    --             1            21            (9)
------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS: (ALL AT $1.00 PER SHARE):
   Institutional Class Shares:
     Proceeds from Shares Issued                                    408,493       498,190       678,219       879,834
     Reinvestments of Cash Distributions                                 25            60             9            25
     Cost of Shares Redeemed                                       (464,850)     (569,687)     (739,562)     (920,594)
------------------------------------------------------------------------------------------------------------------------
        Total Institutional Class Capital  Share Transactions       (56,332)      (71,437)      (61,334)      (40,735)
------------------------------------------------------------------------------------------------------------------------
   Class A Shares:
     Proceeds from Shares Issued                                     20,191             9            --            --
     Reinvestments of Cash Distributions                                  9             3            --            --
     Cost of Shares Redeemed                                         (2,948)         (325)           --            --
------------------------------------------------------------------------------------------------------------------------
        Total Class A Capital  Share Transactions                    17,252          (313)           --            --
------------------------------------------------------------------------------------------------------------------------
Net Decrease in Net Assets
   From Capital Share Transactions                                  (39,080)      (71,750)      (61,334)      (40,735)
------------------------------------------------------------------------------------------------------------------------
   Total Decrease in Net Assets                                     (39,080)      (71,749)      (61,313)      (40,744)
------------------------------------------------------------------------------------------------------------------------
NET ASSETS:
     Beginning of Year                                              238,686       310,435       331,678       372,422
------------------------------------------------------------------------------------------------------------------------
     End of Year                                                  $ 199,606     $ 238,686     $ 270,365     $ 331,678
========================================================================================================================

AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.
THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


December 31, 2003                      59              www.bishopstreetfunds.com

Bishop Street Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS ENDED DECEMBER 31,

                                                                                      DIVIDENDS AND
                                      INVESTMENT ACTIVITIES                        DISTRIBUTIONS FROM
                                 -------------------------------                  ---------------------
                                                                      TOTAL
                    NET ASSET                      NET REALIZED     INVESTMENT                                 TOTAL
                      VALUE,         NET          AND UNREALIZED    ACTIVITIES        NET                    DIVIDENDS
                    BEGINNING     INVESTMENT      GAIN (LOSS) ON       FROM       INVESTMENT    CAPITAL         AND
                    OF PERIOD    INCOME (LOSS)      INVESTMENTS     OPERATIONS      INCOME       GAINS     DISTRIBUTIONS
                    ---------    -------------    --------------    ----------    ----------    -------    ---------------
-----------
EQUITY FUND
-----------
INSTITUTIONAL CLASS SHARES:
2003(1)              $ 7.53         $ 0.04            $ 1.96          $ 2.00        $(0.04)     $   --         $(0.04)
2002(1)               10.08           0.02             (2.55)          (2.53)        (0.02)         --          (0.02)
2001                  13.55             --             (3.47)          (3.47)           --          --             --
2000                  17.88             --             (2.77)          (2.77)           --       (1.56)         (1.56)
1999(1)               15.28             --              3.68            3.68            --       (1.08)         (1.08)
CLASS A SHARES:
2003(1)              $ 7.49         $ 0.02            $ 1.95          $ 1.97        $(0.02)     $   --         $(0.02)
2002(1)               10.01             --             (2.52)          (2.52)           --          --             --
2001                  13.49          (0.07)            (3.41)          (3.48)           --          --             --
2000                  17.87             --             (2.82)          (2.82)           --       (1.56)         (1.56)
1999(2)               15.74             --              3.19            3.19            --       (1.06)         (1.06)
---------------------
STRATEGIC GROWTH FUND
---------------------
INSTITUTIONAL CLASS SHARES:
2003(1)              $ 8.64         $(0.06)           $ 3.35          $ 3.29        $   --      $   --         $   --
2002(3)               10.00          (0.03)            (1.33)          (1.36)           --          --             --
-----------------------
TAX MANAGED EQUITY FUND
-----------------------
INSTITUTIONAL CLASS SHARES:
2003(1)              $ 9.83         $ 0.07            $ 2.25          $ 2.32        $(0.07)     $(0.02)        $(0.09)
2002(4)               10.00           0.01             (0.17)          (0.16)        (0.01)         --          (0.01)
----------------------
HIGH GRADE INCOME FUND
----------------------
INSTITUTIONAL CLASS SHARES:
2003(1)              $10.67         $ 0.42            $(0.07)         $ 0.35        $(0.42)     $(0.20)        $(0.62)
2002                  10.00           0.46              0.67            1.13         (0.46)         --          (0.46)
2001                   9.81           0.50              0.19            0.69         (0.50)         --          (0.50)
2000                   9.39           0.52              0.42            0.94         (0.52)         --          (0.52)
1999                  10.43           0.48             (0.92)          (0.44)        (0.50)      (0.10)         (0.60)
CLASS A SHARES:
2003(1)              $10.62         $ 0.39            $(0.06)         $ 0.33        $(0.39)     $(0.20)        $(0.59)
2002                   9.96           0.43              0.66            1.09         (0.43)         --          (0.43)
2001                   9.76           0.48              0.19            0.67         (0.47)         --          (0.47)
2000                   9.35           0.52              0.38            0.90         (0.49)         --          (0.49)
1999(2)                9.69           0.19             (0.19)             --         (0.24)      (0.10)         (0.34)



 + TOTAL RETURN IS FOR THE PERIOD INDICATED AND HAS NOT BEEN ANNUALIZED. TOTAL
   RETURN DOES NOT REFLECT THE SALES CHARGE ON CLASS A SHARES. RETURNS SHOWN DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.
 * ANNUALIZED

AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.


Bishop Street Funds                    60

--------------------------------------------------------------------------------





                                                                RATIO OF     RATIO OF EXPENSES    RATIO OF NET
                    NET ASSET                  NET ASSETS,    EXPENSES TO        TO AVERAGE        INVESTMENT
                     VALUE,                      END OF         AVERAGE          NET ASSETS       INCOME (LOSS)     PORTFOLIO
                     END OF        TOTAL         PERIOD           NET           EXCLUDING FEE      TO AVERAGE       TURNOVER
                     PERIOD       RETURN+         (000)          ASSETS            WAIVERS         NET ASSETS         RATE
                    ---------     -------      -----------    -----------    -----------------    -------------     ---------
-----------
EQUITY FUND
-----------
INSTITUTIONAL CLASS SHARES:
2003(1)              $ 9.49        26.62%       $156,381         1.00%              1.28%             0.48%            43%
2002(1)                7.53       (25.06)        129,981         1.00               1.27              0.24             60
2001                  10.08       (25.61)        216,412         1.00               1.27                --             86
2000                  13.55       (16.20)        300,565         1.00               1.28             (0.23)            52
1999(1)               17.88        24.37         391,227         1.00               1.27             (0.01)            58
CLASS A SHARES:
2003(1)              $ 9.44        26.31%       $  1,584         1.25%              1.53%             0.23%            43%
2002(1)                7.49       (25.17)          1,603         1.25               1.52             (0.02)            60
2001                  10.01       (25.80)          2,813         1.25               1.52             (0.29)            86
2000                  13.49       (16.49)         10,631         1.25               1.53             (0.51)            52
1999(2)               17.87        20.52             583         1.25*              1.61*            (0.33)*           58
---------------------
STRATEGIC GROWTH FUND
---------------------
INSTITUTIONAL CLASS SHARES:
2003(1)              $11.93        38.08%       $ 46,845         1.17%              1.41%            (0.57)%           59%
2002(3)                8.64       (13.60)         19,899         1.25*              1.67*            (0.61)*           50
-----------------------
TAX MANAGED EQUITY FUND
-----------------------
INSTITUTIONAL CLASS SHARES:
2003(1)              $12.06        23.66%       $ 34,808         1.00%              1.43%             0.68%            34%
2002(4)                9.83        (1.57)         24,635         1.00*              1.50*             0.99*             1
----------------------
HIGH GRADE INCOME FUND
----------------------
INSTITUTIONAL CLASS SHARES:
2003(1)              $10.40         3.31%       $134,845         0.76%              1.10%             3.91%            48%
2002                  10.67        11.54         138,516         0.76               1.09              4.45             19
2001                  10.00         7.16         124,416         0.76               1.09              5.02             89
2000                   9.81        10.25         127,888         0.77               1.14              5.41             88
1999                   9.39        (4.34)        127,881         0.80               1.19              5.12             56
CLASS A SHARES:
2003(1)              $10.36         3.14%       $    276         1.01%              1.35%             3.69%            48%
2002                  10.62        11.19             425         1.01               1.34              4.21             19
2001                   9.96         7.02             325         1.01               1.34              4.72             89
2000                   9.76         9.85              26         1.02               1.39              5.24             88
1999(2)                9.35        (0.05)              1         1.05*              1.87*             4.89*            56



(1) PER SHARE NET INVESTMENT INCOME AMOUNT CALCULATED USING AVERAGE SHARES.
(2) COMMENCED OPERATIONS ON JUNE 14, 1999.
(3) COMMENCED OPERATIONS ON JULY 1, 2002.
(4) COMMENCED OPERATIONS ON NOVEMBER 13, 2002.


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


December 31, 2003                      61              www.bishopstreetfunds.com

Bishop Street Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS ENDED DECEMBER 31,

                                                                                      DIVIDENDS AND
                                      INVESTMENT ACTIVITIES                        DISTRIBUTIONS FROM
                                 -------------------------------                  ---------------------
                                                                      TOTAL
                    NET ASSET                      NET REALIZED     INVESTMENT                                 TOTAL
                      VALUE,         NET          AND UNREALIZED    ACTIVITIES        NET                    DIVIDENDS
                    BEGINNING     INVESTMENT      GAIN (LOSS) ON       FROM       INVESTMENT    CAPITAL         AND
                    OF PERIOD       INCOME          INVESTMENTS     OPERATIONS      INCOME       GAINS     DISTRIBUTIONS
                    ---------    -------------    --------------    ----------    ----------    -------    ---------------
--------------------------
HAWAII MUNICIPAL BOND FUND
--------------------------
INSTITUTIONAL CLASS SHARES:
2003(3)              $11.20          $0.45            $ 0.13          $ 0.58        $(0.45)     $(0.12)        $(0.57)
2002                  10.66           0.47              0.57            1.04         (0.46)      (0.04)         (0.50)
2001                  10.70           0.49             (0.04)           0.45         (0.49)         --          (0.49)
2000                   9.98           0.50              0.72            1.22         (0.50)         --          (0.50)
1999                  10.77           0.48             (0.75)          (0.27)        (0.50)      (0.02)         (0.52)
CLASS A SHARES:
2003(3)              $11.20          $0.42             $0.13          $ 0.55        $(0.42)     $(0.12)        $(0.54)
2002                  10.66           0.44              0.58            1.02         (0.44)      (0.04)         (0.48)
2001                  10.69           0.46             (0.02)           0.44         (0.47)         --          (0.47)
2000                   9.97           0.46              0.73            1.19         (0.47)         --          (0.47)
1999(1)               10.42           0.26             (0.44)          (0.18)        (0.25)      (0.02)         (0.27)
-----------------
MONEY MARKET FUND
-----------------
INSTITUTIONAL CLASS SHARES:
2003(3)              $ 1.00          $0.01            $   --          $ 0.01        $(0.01)     $   --         $(0.01)
2002                   1.00           0.01                --            0.01         (0.01)         --          (0.01)
2001                   1.00           0.04                --            0.04         (0.04)         --          (0.04)
2000                   1.00           0.06                --            0.06         (0.06)         --          (0.06)
1999                   1.00           0.05                --            0.05         (0.05)         --          (0.05)
CLASS A SHARES:
2003(3)              $ 1.00          $0.01            $   --          $ 0.01        $(0.01)     $   --         $(0.01)
2002                   1.00           0.01                --            0.01         (0.01)         --          (0.01)
2001(2)                1.00           0.02                --            0.02         (0.02)         --          (0.02)
--------------------------
TREASURY MONEY MARKET FUND
--------------------------
INSTITUTIONAL CLASS SHARES:
2003(3)              $ 1.00          $0.01            $   --          $ 0.01        $(0.01)     $   --         $(0.01)
2002                   1.00           0.01                --            0.01         (0.01)         --          (0.01)
2001                   1.00           0.04                --            0.04         (0.04)         --          (0.04)
2000                   1.00           0.06                --            0.06         (0.06)         --          (0.06)
1999                   1.00           0.05                --            0.05         (0.05)         --          (0.05)



 + TOTAL RETURN IS FOR THE PERIOD INDICATED AND HAS NOT BEEN ANNUALIZED. RETURNS SHOWN DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.
 *  ANNUALIZED
(1) COMMENCED OPERATIONS ON JUNE 14, 1999.
(2) COMMENCED OPERATIONS ON MAY 1, 2001.
(3) PER SHARE NET INVESTMENT INCOME AMOUNT CALCULATED USING AVERAGE SHARES.

AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.



Bishop Street Funds                    62

--------------------------------------------------------------------------------





                                                                RATIO OF     RATIO OF EXPENSES    RATIO OF NET
                    NET ASSET                  NET ASSETS,    EXPENSES TO        TO AVERAGE        INVESTMENT
                     VALUE,                      END OF         AVERAGE          NET ASSETS       INCOME (LOSS)     PORTFOLIO
                     END OF        TOTAL         PERIOD           NET           EXCLUDING FEE      TO AVERAGE       TURNOVER
                     PERIOD       RETURN+         (000)          ASSETS            WAIVERS         NET ASSETS         RATE
                    ---------     -------      -----------    -----------    -----------------    -------------     ---------
--------------------------
HAWAII MUNICIPAL BOND FUND
--------------------------
INSTITUTIONAL CLASS SHARES:
2003(3)              $11.21         5.27%       $150,373         0.45%              0.91%             4.01%            38%
2002                  11.20        10.02         150,287         0.45               0.89              4.23             26
2001                  10.66         4.24         137,206         0.45               0.88              4.54              4
2000                  10.70        12.61         134,901         0.44               0.92              4.89             19
1999                   9.98        (2.65)        141,341         0.41               0.99              4.79             14
CLASS A SHARES:
2003(3)              $11.21         5.01%       $ 30,975         0.70%              1.16%             3.76%            38%
2002                  11.20         9.75          33,456         0.70               1.14              3.98             26
2001                  10.66         4.13          30,499         0.70               1.13              4.29              4
2000                  10.69        12.34          19,951         0.69               1.17              4.63             19
1999(1)                9.97        (1.76)          6,131         0.66*              1.24*             4.89*            14
-----------------
MONEY MARKET FUND
-----------------
INSTITUTIONAL CLASS SHARES:
2003(3)              $ 1.00         0.76%       $182,166         0.50%              0.83%             0.76%           n/a
2002                   1.00         1.34         238,498         0.50               0.81              1.33            n/a
2001                   1.00         3.86         309,935         0.50               0.82              3.71            n/a
2000                   1.00         6.13         305,678         0.50               0.83              5.95            n/a
1999                   1.00         4.88         284,291         0.50               0.84              4.78            n/a
CLASS A SHARES:
2003(3)              $ 1.00         0.50%       $ 17,440         0.75%              1.08%             0.41%           n/a
2002                   1.00         1.08             188         0.75               1.06              1.10            n/a
2001(2)                1.00         1.96             500         0.75*              1.07*             2.66*           n/a
--------------------------
TREASURY MONEY MARKET FUND
--------------------------
INSTITUTIONAL CLASS SHARES:
2003(3)              $ 1.00         0.74%       $270,365         0.44%              0.83%             0.75%           n/a
2002                   1.00         1.29         331,678         0.44               0.83              1.28            n/a
2001                   1.00         3.68         372,422         0.44               0.85              3.68            n/a
2000                   1.00         5.89         455,612         0.44               0.82              5.73            n/a
1999                   1.00         4.65         331,064         0.44               0.85              4.56            n/a



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

December 31, 2003                      63              www.bishopstreetfunds.com

Bishop Street Funds
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS


1. ORGANIZATION
   The Bishop Street Funds (the "Trust") are registered under the Investment Company Act of 1940, as amended, as an open-end, management investment company. The Bishop Street Funds consist of a series of seven funds (each a Fund, collectively the "Funds") which includes the Equity Fund, Strategic Growth Fund, Tax Managed Equity Fund, High Grade Income Fund, Hawaii Municipal Bond Fund, Money Market Fund and the Treasury Money Market Fund. Class A Shares of the Equity, High Grade Income and Hawaii Municipal Bond Funds are subject to a sales load as disclosed in the prospectus. The assets of each Fund are segregated, and a shareholder's interest is limited to the Fund in which shares are held. The Funds' prospectus provides a description of each Fund's investment objectives, policies and strategies.

2. SIGNIFICANT ACCOUNTING POLICIES
   The following is a summary of significant accounting policies followed by the Trust.

USE OF ESTIMATES IN THE PREPARATION OF FINANCIAL STATEMENTS
   The preparation of financial statements, in conformity with accounting principles generally accepted in the United States of America, requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

SECURITY VALUATION
   Bishop Street Funds' investments in equity securities which are traded on a national securities exchange are stated at the last official closing price on the principal exchange on which they are traded on valuation date or, if there is none, at the last sales price. Equity securities which are reported on the NASDAQ national market system are stated at the official closing price. Other equity securities traded in the over-the-counter market and listed equity securities for which no sale was reported on that date are stated at the last quoted bid price. Debt obligations exceeding sixty days to maturity which are actively traded are valued by an independent pricing service at the most recently quoted bid price. Debt obligations with sixty days or less remaining until maturity may be valued at their amortized cost. Restricted securities for which quotations are not readily available are valued at fair value using methods determined in good faith under general Trustee supervision.
   Investment securities held by the Money Market and Treasury Money Market Funds are stated at amortized cost, which approximates market value. Under this valuation method, purchase discounts and premiums are accreted and amortized ratably to maturity and are included in interest income.


Bishop Street Funds                    64

--------------------------------------------------------------------------------


SECURITY TRANSACTIONS AND INVESTMENT INCOME
   Security transactions are accounted for on trade date. Costs used in determining net realized capital gains and losses on the sale of securities are on the basis of the specific identification method. Interest income is recorded on the accrual basis; dividend income is recorded on ex-dividend date.

DISCOUNTS AND PREMIUMS
   Discounts and premiums are accreted or amortized over the life of each security and are recorded as interest income for each of the Funds using the scientific interest method, which approximates the effective interest method.

REPURCHASE AGREEMENTS
   Securities pledged as collateral for repurchase agreements are held by the custodian bank until the respective agreements mature. The Funds may also invest in tri-party repurchase agreements. Securities held as collateral for tri-party repurchase agreements are maintained in a segregated account by the broker's custodian bank. Provisions of repurchase agreements and procedures adopted by the Adviser (see Note 3) monitor that the market value of the collateral is sufficient in the event of default by the counterparty. If the counterparty defaults and the value of the collateral declines or if the counterparty enters an insolvency proceeding, realization of the collateral by the Fund may be delayed or limited.

CLASSES
   Class-specific expenses were borne by that class of shares. Income, realized and unrealized gains/losses and non class-specific expenses are allocated to the respective class on the basis of relative daily net assets.

EXPENSES
   Expenses that are directly related to one of the Funds are charged directly to that Fund. Other operating expenses of the Trust are prorated to the Funds on the basis of relative net assets.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
   Distributions from net investment income are declared daily and paid on a monthly basis for the High Grade Income Fund, Hawaii Municipal Bond Fund, Money Market Fund and Treasury Money Market Fund. The Equity Fund, Strategic Income Fund and Tax Managed Equity Fund declare and pay distributions from net investment income on a quarterly basis. Any net realized capital gains will be distributed at least annually for all Funds.

ILLIQUID SECURITIES
   Valuations of illiquid securities may differ significantly from the values that would have been used had an active market value for these securities existed.


December 31, 2003                      65              www.bishopstreetfunds.com

Bishop Street Funds
--------------------------------------------------------------------------------



3. INVESTMENT ADVISORY AGREEMENT
   Investment advisory services are provided to the Funds by Bishop Street Capital Management (the "Adviser"). The Adviser is entitled to receive an annual fee of 0.74% of the average daily net assets of the Equity, Strategic Growth and the Tax Managed Equity Funds, 0.55% of the average daily net assets of the High Grade Income Fund, 0.35% of the average daily net assets of the Hawaii Municipal Bond Fund, and 0.30% of the average daily net assets of the Money Market and Treasury Money Market Funds (collectively, the "Money Market Funds"). The Adviser may from time to time waive a portion of its fee in order to limit the operating expenses of a Fund.
   BNP Paribas Asset Management, Inc. ("BNP PAM") serves as the investment sub-adviser for the Strategic Growth Fund, pursuant to a sub-adviser agreement. BNP PAM is entitled to receive from the Adviser a fee, computed daily and paid monthly, at the annual rate of 0.37% of the average daily net assets of the Strategic Growth Fund.
   Wellington Management Company, LLP ("Wellington") serves as the investment sub-adviser for the Money Market Funds, pursuant to a sub-adviser agreement. Wellington is entitled to receive from the Adviser a fee, computed daily and paid monthly, at the annual rate of 0.075% of the average daily net assets of the Money Market Funds up to $500 million and 0.020% of the average daily net assets of the Money Market Funds in excess of $500 million.

4. ADMINISTRATIVE, TRANSFER AGENT AND DISTRIBUTION SERVICES
   Pursuant to an administration agreement dated January 27, 1995, (the "Agreement") SEI Investments Global Funds Services ("GFS"), a wholly owned subsidiary of SEI Investments Company, acts as the Trust's Administrator. Under the terms of the Agreement, GFS is entitled to receive an annual fee of 0.20% of the average daily net assets of the Funds. GFS has voluntarily agreed to waive a portion of its fee in order to limit operating expenses.
   Pursuant to an agreement dated January 30, 1995, DST Systems, Inc. ("DST") acts as the Transfer Agent of the Trust. As such, DST provides transfer agency, dividend disbursing and shareholder services to the Trust.
   SEI Investments Distribution Co. ("SIDCO"), a wholly owned subsidiary of SEI Investments Company, acts as the Trust's Distributor pursuant to a distribution agreement dated June 10, 1999. The Funds have adopted a Distribution Plan (the "Plan") on behalf of Class A Shares pursuant to Rule 12b-1 under the Investment Company Act of 1940. The Plan provides that Class A Shares will bear the cost of their distribution expenses. SIDCO, as compensation for its services under the Plan, receives a distribution fee, computed daily and payable monthly, of 0.25% of the average daily net assets attributable to each Fund's Class A Shares.


Bishop Street Funds                    66

--------------------------------------------------------------------------------



   The Trust has adopted and entered into a shareholder service plan and agreement with SIDCO. Each Fund pays to SIDCO a shareholder servicing fee at an annual rate of 0.25% of the average daily net asset value of all shares of each fund, which is computed daily and paid monthly. Under the shareholder service plan, SIDCO may perform, or may compensate other service providers for performing various shareholder and administrative services. SIDCO may also retain as profit any difference between the fee it receives and amount it pays to third parties. For the period, SIDCO paid the entire amount of fees received under the shareholder service plan to First Hawaiian Bank for shareholder services performed for the Funds. SIDCO has voluntarily agreed to waive a portion of its fee in order to limit operating expenses.
   Certain officers of the Trust are also officers of the Administrator. Such officers are paid no fees by the Trust.

5. SECURITIES LENDING
   Each Fund may lend portfolio securities to brokers, dealers and other financial organizations that meet capital and other credit requirements or other criteria established by the Trust's Board of Trustees. These loans may not exceed 331/3% of the total asset value of the Fund (including the loan collateral). No Fund will lend portfolio securities to its investment adviser, sub-adviser or their affiliates unless it has applied for and received specific authority to do so from the SEC. Loans of portfolio securities will be fully collateralized by cash, letters of credit or U.S. Government securities, and the collateral will be maintained in an amount equal to at least 100% of the current market value of the loaned securities by marking to market daily, although the borrower will be required to deliver collateral of 102% of the market value of borrowed securities for domestic and foreign securities, respectively. Although the risk of lending is mitigated by the collateral, the Fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return them.

6. OFFERING COSTS
   Offering costs, which include registration fees, typesetting and prospectus printing, and preparation of the initial registration statement, were capitalized and amortized to expense over a twelve-month period. As of December 31, 2003, these fees have been fully amortized.



December 31, 2003                      67              www.bishopstreetfunds.com

Bishop Street Funds
--------------------------------------------------------------------------------



7. INVESTMENT TRANSACTIONS
   The cost of security purchases and the proceeds from the sale of securities, other than temporary cash investments for the period ended December 31, 2003 are presented below for the Funds.

                                 Strategic         Tax        High Grade      Hawaii
                     Equity       Growth         Managed        Income       Municipal
                      Fund         Fund        Equity Fund       Fund        Bond Fund
                      (000)        (000)          (000)          (000)         (000)
                    --------     ---------     -----------    ----------     ---------
Purchases
  U.S.
      Government
      Securities     $    --      $    --        $    --        $ 5,241       $    --
  Other               57,398       34,625         14,711         53,499        68,089

Sales
  U.S.
      Government
      Securities     $    --      $    --        $    --        $26,243       $    --
  Other               58,180       17,493          9,736         50,232        71,110

8. FEDERAL TAX INFORMATION
   It is each Fund's intention to continue to qualify as a regulated investment company for federal income tax purposes under Subchapter M of the Internal Revenue Code as amended and to distribute a majority of its taxable income and net capital gains. Accordingly, no provision for federal income taxes is required. The timing and characterization of certain income and capital gains distributions are determined annually in accordance with Federal tax regulations which may differ from accounting principles generally accepted in the United States of America. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for the reporting period may differ from distributions during such period. These book/tax differences may be temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in-capital or accumulated net realized gain, as appropriate, in the period that the differences arise. Accordingly, the following permanent differences, primarily attributable to net operating losses and reclass of distributions for tax purposes have been reclassified:

                            Undistributed Net     Accumulated       Paid
                               Investment          Realized          in
                              Income (Loss)          Gain          Capital
                                  (000)              (000)          (000)
                            -----------------     -----------      -------
Strategic Growth Fund             $158                $--           $(158)
Tax Managed Equity Fund            (15)                15              --

   These reclassifications have no effect on net assets or net asset values per share.



Bishop Street Funds                    68

--------------------------------------------------------------------------------


   The tax character of dividends and distributions paid during the years ended December 31, 2003 and December 31, 2002 were as follows:

                     Ordinary       Tax Exempt        Long-Term
                      Income          Income        Capital Gain       Total
                       (000)           (000)            (000)          (000)
                     --------       ----------      ------------      -------
Equity Fund
   2003               $  653          $   --           $   --          $  653
   2002                  420              --               --             420
Strategic Growth
   Fund
   2003               $   --          $   --           $   --          $   --
   2002                   --              --               --              --
Tax Managed Equity
   Fund
   2003               $  250          $   --           $   --          $  250
   2002                   33              --               --              33
High Grade Income
   Fund
   2003               $5,273          $   --           $2,577          $7,850
   2002                5,850              --               --           5,850
Hawaii Municipal
   Bond Fund
   2003               $   14          $7,326           $1,872          $9,212
   2002                   --           7,582              733           8,315
Money Market Fund
   2003               $1,740          $   --           $   --          $1,740
   2002                3,690              --               --           3,690
Treasury Money
   Market Fund
   2003               $2,386          $   --           $   --          $2,386
   2002                4,508              --               --           4,508



December 31, 2003                      69              www.bishopstreetfunds.com

Bishop Street Funds
--------------------------------------------------------------------------------



   As  of  December  31,  2003,   the  components  of   Distributable   Earnings
(Accumulated Losses) on a tax basis were as follows:

                                                                                          Treasury
                              Strategic       Tax       High Grade    Hawaii      Money     Money
                    Equity     Growth       Managed       Income     Municipal   Market    Market
                     Fund       Fund      Equity Fund      Fund      Bond Fund    Fund      Fund
                     (000)      (000)        (000)         (000)       (000)      (000)     (000)
                   --------   ---------   -----------   ----------   ---------   ------   --------
Undistributed
   ordinary
   income          $      9    $    --      $    7        $  425      $    72     $ 117    $ 172
Undistributed
   tax exempt
   income                --         --          --            --            5        --       --
Undistributed
   long-term
   capital gain          --         --          --            11          130        --       --
Capital loss
   carryforwards
   expiring:
   Dec. 2005             --         --          --            --           --        (2)      --
   Dec. 2008             --         --          --            --           --        (2)      --
   Dec. 2009        (38,258)        --          --            --           --       (18)      --
   Dec. 2010        (25,686)    (1,049)         --            --           --        --       --
   Dec. 2011         (1,697)        --          --            --           --        --       --
Post-October
   Losses                --         --          --           (57)          --        --       --
Other Temporary
   Differences           --        (22)        (21)         (423)          31      (118)    (148)
Unrealized
   appreciation      15,831      7,922       6,123         5,608       12,456        --       --

   For Federal income tax purposes, capital loss carryforwards represent realized losses of the Funds that may be carried forward for a maximum period of eight years and applied against future capital gains. During the year ended December 31, 2003, the Strategic Growth Fund, the High Grade Income Fund and the Treasury Money Market Fund, utilized capital loss carryforwards of $310,043, $2,068,477 and $11,795, respectively, to offset realized capital gains.

   Post-October losses represent losses realized on investment transactions from November 1, 2003 through December 31, 2003 that, in accordance with Federal income tax regulations the Funds have elected to defer and treat as having arisen in the following fiscal year.



Bishop Street Funds                    70

   The aggregate gross unrealized appreciation and depreciation of securities held by the Equity Fund, Strategic Growth Fund, Tax Managed Equity Fund, High Grade Income Fund, and Hawaii Municipal Bond Fund for Federal income tax purposes at December 31, 2003 were as follows:

                                 Strategic         Tax         High Grade       Hawaii
                     Equity       Growth         Managed        Income        Municipal
                      Fund         Fund        Equity Fund       Fund         Bond Fund
                      (000)        (000)          (000)          (000)          (000)
                    --------     ---------     -----------     ----------     ---------
Federal Tax Cost    $175,293      $38,963        $28,677        $149,371      $169,318
                    --------      -------        -------        --------      --------
Gross
   Unrealized
   Appreciation       23,605        8,267          6,301           5,913        12,518
Gross
   Unrealized
   Depreciation       (7,774)        (345)          (178)           (305)          (62)
                    --------      -------        -------        --------      --------
Net
   Unrealized
   Appreciation     $ 15,831      $ 7,922        $ 6,123        $  5,608      $ 12,456
                    ========      =======        =======        ========      ========

 9. CONCENTRATION OF CREDIT RISK
   The Hawaii Municipal Bond Fund invests primarily in debt instruments in the state of Hawaii. The issuers' ability to meet their obligations may be affected by economic developments in that state.

10. OTHER
   In the normal course of business, the Funds enters into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be established; however, based on experience, the risk of loss from such claim is considered remote.

11. SUBSEQUENT EVENT
   The Bishop Street Funds Board of Trustees approved to change the voluntary expense cap for the Hawaii Municipal Bond Fund from 45 basis points to 55 basis points effective January 1, 2004.


December 31, 2003                      71              www.bishopstreetfunds.com

Bishop Street Funds
--------------------------------------------------------------------------------



REPORT OF INDEPENDENT AUDITORS


To the Board of Trustees and Shareholders of Bishop Street Funds:


In our opinion, the accompanying statements of net assets and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Equity, Strategic Growth, Tax Managed Equity, High Grade Income, Hawaii Municipal Bond, Money Market and Treasury Money Market Funds (constituting Bishop Street Funds, hereafter referred to as the "Fund") at December 31, 2003, the results of each of their operations for the year then ended and the changes in each of their net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2003 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.



PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania

February 13, 2004



Bishop Street Funds                    72

--------------------------------------------------------------------------------
NOTICE TO SHAREHOLDERS OF BISHOP STREET FUNDS (Unaudited)

   For shareholders that do not have a December 31, 2003 taxable year end, this notice is for informational purposes only. For shareholders with a December 31, 2003 tax year end, please consult your tax advisor as to the pertinence of this notice.

   For the fiscal year ended December 31, 2003, each fund has designated the following items with regard to distributions paid during the year:

                              (A)            (B)                        (D)
                           LONG TERM      ORDINARY                    (A+B+C)
                         CAPITAL GAINS     INCOME          (C)         TOTAL
                         DISTRIBUTIONS  DISTRIBUTIONS  TAX EXEMPT  DISTRIBUTIONS
FUND                      (TAX BASIS)    (TAX BASIS)    INTEREST    (TAX BASIS)
------                   -------------  -------------  ----------  -------------
Equity                         0%            100%          0%           100%
Strategic Growth               0%              0%          0%             0%
Tax Managed Equity             0%            100%          0%           100%
High Grade Income             35%             65%          0%           100%
Hawaii Municipal Bond         18%              2%         80%           100%
Money Market                   0%            100%          0%           100%
Treasury Money Market          0%            100%          0%           100%

                                       (E)
                                    DIVIDENDS
                                 QUALIFYING FOR
                                    CORPORATE           (F)
                                    DIVIDENDS        QUALIFYING
                                    RECEIVABLE        DIVIDEND
FUND                               DEDUCTION(1)       INCOME(2)
------                           --------------      ----------
Equity                                100%              100%
Strategic Growth                        0%                0%
Tax Managed Equity                    100%              100%
High Grade Income                       0%                0%
Hawaii Municipal Bond                   0%                0%
Money Market                            0%                0%
Treasury Money Market                   0%                0%

(1) QUALIFYING DIVIDENDS REPRESENT DIVIDENDS WHICH QUALIFY FOR THE CORPORATE DIVIDENDS RECEIVED DEDUCTION.
(2) THE PERCENTAGE IN THIS COLUMN REPRESENTS THE AMOUNT OF "QUALIFYING DIVIDEND INCOME" AS REQUIRED BY THE JOBS AND GROWTH TAX RELIEF RECONCILIATION ACT OF 2003 AND IS REFLECTED AS A PERCENTAGE OF "ORDINARY INCOME DISTRIBUTIONS." IT IS THE INTENTION OF THE FUND TO DESIGNATE THE MAXIMUM AMOUNT PERMITTED BY THE LAW.
*   ITEMS (A) AND (B) ARE BASED ON THE PERCENTAGE OF EACH FUND'S TOTAL
    DISTRIBUTION.
** ITEMS (D) AND (E) ARE BASED ON A PERCENTAGE OF ORDINARY INCOME DISTRIBUTIONS OF EACH FUND.



December 31, 2003                      73              www.bishopstreetfunds.com

Bishop Street Funds
--------------------------------------------------------------------------------
Board of Trustees and Officers




                                                                   TERM OF
                                              POSITION            OFFICE AND
                  PERSONAL                  HELD WITH THE         LENGTH OF
                  INFORMATION(1)               COMPANY           TIME SERVED(2)
----------------------------------------    -------------        ------------

INDEPENDENT BOARD MEMBERS

[Photo Omitted]

                  MR. MARTIN ANDERSON          Trustee            Since 1994
                  80

[Photo Omitted]

                  MR. CHARLES E. CARLBOM*      Trustee            Since 1999
                  69


[Photo Omitted]

                  MR. PETER F. SANSEVERO       Trustee            Since 1999
                  70

[Photo Omitted]

                  MR. MANUEL R. SYLVESTER      Trustee            Since 1994
                  73

[Photo Omitted]

                  DR.  JOYCE  S.  TSUNODA      Trustee           Since  1994
                  65



Bishop Street Funds                    74

                                                                     (UNAUDITED)
--------------------------------------------------------------------------------

                                                  NUMBER OF
                                                PORTFOLIOS IN
                                                BISHOP STREET        OTHER
                                                FUNDS COMPLEX    DIRECTORSHIPS
                 PRINCIPAL OCCUPATION(S)         OVERSEEN BY        HELD BY
                  DURING PAST 5 YEARS           BOARD MEMBER(3)  BOARD MEMBER(4)
---------------------------------------------   -------------    -------------





PARTNER -- Goodsill, Anderson, Quinn & Stifel         7                None
           since 1951




CHAIRMAN -- B.P.I., Inc. since 1999                   7                None
PRESIDENT AND CEO -- United Grocers, Inc.
                    (1997-1999)
                     Western Family Food, Inc.
                     Western Family Holdings,
                     Inc. (1982-1997)




REGIONAL DIRECTOR OF THE NORTHWESTERN REGION AND      7                None
  FIRST VICE PRESIDENT -- Merrill Lynch
  (1958-1997)



RETIRED SINCE 1992                                    7                None




VICE PRESIDENT FOR INTERNATIONAL EDUCATION --         7                None
University of Hawaii System since January 2003
CHANCELLOR FOR COMMUNITY COLLEGES --
University of Hawaii since 1983
SENIOR VICE PRESIDENT -- University of Hawaii
  1989-2003
VICE PRESIDENT, INTERNATIONAL EDUCATION,
University of Hawaii, 2003-present



December 31, 2003                      75              www.bishopstreetfunds.com

Bishop Street Funds
--------------------------------------------------------------------------------
Board of Trustees and Officers

                                                                    TERM OF
                                                POSITION(S)        OFFICE AND
                  PERSONAL                     HELD WITH THE       LENGTH OF
                  INFORMATION(1)                  COMPANY         TIME SERVED(2)
--------------------------------------         -------------      ------------

INTERESTED BOARD MEMBERS(5)


[Photo Omitted]
                  MR. PHILLIP H. CHING            Trustee           Since 1994
                  72




                                                 President
[Photo Omitted]
                  MR. ROBERT A. NESHER          Chairman of         Since 1998
                  57                             the Board
                                                of Trustees


[Photo Omitted]
                  HONORABLE WILLIAM S.
                  RICHARDSON**                    Trustee           Since 1994
                  84




OFFICERS
                  Peter J. Golden                 Treasurer              2
                  39                            & Controller




                  John Munch                   Vice President            2
                  32                            and Secretary




Bishop Street Funds                    76

                                                                                                 (UNAUDITED)
------------------------------------------------------------------------------------------------------------

                                                       NUMBER OF
                                                     PORTFOLIOS IN
                                                     BISHOP STREET             OTHER
                                                     FUNDS COMPLEX          DIRECTORSHIPS
  PRINCIPAL OCCUPATION(S)                             OVERSEEN BY             HELD BY
    DURING PAST 5 YEARS                              BOARD MEMBER(3)        BOARD MEMBER(4)
-----------------------------------------            -------------          -------------

RETIRED SINCE 1996                                         7                    None
VICE CHAIRMAN -- First Hawaiian Bank
(1968-1996)


                                                                     TRUSTEE OF: THE ADVISORS' INNER CIRCLE
                                                                     FUND, THE ARBOR FUND, EXPEDITION
CURRENTLY PERFORMS VARIOUS SERVICES ON BEHALF OF           7         FUNDS, SEI ASSET ALLOCATION TRUST, SEI
SEI INVESTMENTS FOR WHICH MR. NESHER IS COMPENSATED.                 DAILY INCOME TRUST, SEI INDEX FUNDS,
EXECUTIVE VICE PRESIDENT -- SEI Investments (1986-1994)              SEI INSTITUTIONAL INVESTMENTS TRUST,
DIRECTOR AND EXECUTIVE VICE PRESIDENT OF THE ADVISER,                SEI INSTITUTIONAL MANAGED TRUST,
THE ADMINISTRATOR AND THE DISTRIBUTOR (1981-1994)                    SEI INSTITUTIONAL INTERNATIONAL TRUST,
                                                                     SEI LIQUID ASSET TRUST
                                                                     AND SEI TAX EXEMPT TRUST.



RETIRED SINCE 1992                                         7                    None






Director, SEI Investments, Fund Accounting and             N/A                  N/A
Administration since June 2001. Vice President, Fund
Administration, J.P. Morgan Chase & Co., 2000-2001;
Vice President, Fund & Pension Accounting, Chase
Manhattan Bank, 1997-2000.

Vice President and Assistant Secretary of the              N/A                  N/A
Administrator and Distributor since November 2001;
Associate at Howard Rice Nemorovoski Canady Falk
& Rabin, 1998-2001; Associate at Seward & Kissel,
1996-1998.


December 31, 2003                      77              www.bishopstreetfunds.com

Bishop Street Funds
--------------------------------------------------------------------------------


                                                                    TERM OF
                                                POSITION(S)        OFFICE AND
                  PERSONAL                     HELD WITH THE       LENGTH OF
                  INFORMATION(1)                  COMPANY         TIME SERVED(2)
--------------------------------------         -------------      ------------

                  Lydia A. Gavalis           Vice President and          5
                  39                        Assistant Secretary




                  Timothy D. Barto           Vice President and          3
                  35                        Assistant Secretary



                  William E. Zitelli         Vice President and          3
                  35                         Assistant Secretary





                  Christine M. McCullough    Vice President and          3
                  43                        Assistant Secretary



                  Lori Foo                   Vice President and          2
                  46                        Assistant Secretary

                  John Munera                Vice President and          1
                  40                        Assistant Secretary


 * AS OF JANUARY 30, 2004, MR. CARLBOM TENDERED HIS RESIGNATION AS A TRUSTEE OF THE BISHOP STREET FUNDS.
** AS OF JANUARY 30, 2004, HONORABLE RICHARDSON TENDERED HIS RESIGNATION AS A
   TRUSTEE OF THE BISHOP STREET FUNDS.
1 EACH TRUSTEE MAY BE CONTACTED BY WRITING TO THE TRUSTEE C/O BISHOP STREET FUNDS, PO BOX 3708, HONOLULU, HI 96811. EACH OFFICER MAY BE CONTACTED BY WRITING TO THE OFFICER C/O SEI INVESTMENTS, ONE FREEDOM VALLEY DRIVE, OAKS, PA 19456.
2 EACH TRUSTEE SHALL HOLD OFFICE DURING THE LIFETIME OF THIS TRUST UNTIL THE ELECTION AND QUALIFICATION OF HIS OR HER SUCCESSOR, OR UNTIL HE OR SHE SOONER DIES, RESIGNS OR IS REMOVED IN ACCORDANCE WITH THE TRUST'S DECLARATION OF TRUST.
3 THE "BISHOP STREET FUNDS COMPLEX" CONSISTS OF ALL REGISTERED INVESTMENT COMPANIES FOR WHICH BISHOP STREET CAPITAL MANAGEMENT SERVES AS INVESTMENT ADVISER. AS OF DECEMBER 31, 2003, THE BISHOP STREET FUNDS COMPLEX CONSISTED OF 7 FUNDS.


Bishop Street Funds                    78

                                                                                      (UNAUDITED)
-------------------------------------------------------------------------------------------------
                                                       NUMBER OF
                                                     PORTFOLIOS IN
                                                     BISHOP STREET             OTHER
                                                     FUNDS COMPLEX          DIRECTORSHIPS
  PRINCIPAL OCCUPATION(S)                             OVERSEEN BY             HELD BY
    DURING PAST 5 YEARS                              BOARD MEMBER(3)        BOARD MEMBER(4)
---------------------------------------------        ---------------        ---------------

Vice President and Assistant Secretary of SEI             N/A                    N/A
Investments, SEI Investments Global Funds Services
and SEI Investments Distribution Co. since 1998;
Assistant General Counsel and Director of Arbitration,
Philadelphia Stock Exchange from 1989-1998.

Vice President and Assistant Secretary of SEI             N/A                    N/A
Investments Global Funds Services and SEI Investments
Distribution Co. since  1999; Associate, Dechert (law
firm) from 1997-1999.

Vice President and Assistant Secretary of SEI             N/A                    N/A
Investments Global Funds Services and SEI Investments
Distribution Co. since 2000; Vice President, Merrill
Lynch & Co. Asset Management Group from
1998-2000; Associate at Pepper Hamilton LLP
from 1997-1998.

Vice President and Assistant Secretary of SEI             N/A                    N/A
Investments Global Funds Services and SEI Investments
Distribution Co. since 1999; Associate at White and
Williams LLP from 1991-1999.

Assistant Vice President of First Hawaiian Bank since     N/A                    N/A
2000; Employed by First Hawaiian Bank since 1994.

Middle Office Compliance Officer of the Administrator     N/A                    N/A
and Distributor since 2000; Supervising Examiner at the
Federal Reserve Bank of Philadelphia from 1998-2000.



4 DIRECTORSHIPS OF COMPANIES ARE REQUIRED TO REPORT TO THE SECURITIES AND EXCHANGE COMMISSION UNDER THE SECURITIES EXCHANGE ACT OF 1934 (I.E., "PUBLIC COMPANIES") OR OTHER INVESTMENT COMPANIES REGISTERED UNDER THE INVESTMENT COMPANY ACT OF 1940, AS AMENDED.
5 MESSRS. CHING, NESHER AND RICHARDSON ARE TRUSTEES WHO MAY BE DEEMED TO BE AN "INTERESTED PERSON" OF THE TRUST, AS THAT TERM IS DEFINED IN THE INVESTMENT COMPANY ACT OF 1940, AS AMENDED.

FOR MORE INFORMATION REGARDING THE TRUSTEES AND OFFICERS, PLEASE REFER TO THE STATEMENT OF ADDITIONAL INFORMATION, WHICH IS AVAILABLE UPON REQUEST BY CALLING 1-800-262-9565.


December 31, 2003                      79              www.bishopstreetfunds.com

--------------------------------------------------------------------------------

                                      NOTES

[Background Compass Graphic Omitted]

INVESTMENT ADVISER
BISHOP STREET CAPITAL MANAGEMENT
HONOLULU, HI 96813

ADMINISTRATOR
SEI INVESTMENTS GLOBAL FUNDS SERVICES
OAKS, PA 19456

DISTRIBUTOR
SEI INVESTMENTS DISTRIBUTION CO.
OAKS, PA 19456

TRANSFER AGENT
DST SYSTEMS, INC.
KANSAS CITY, MO 64141

CUSTODIAN
UNION BANK OF CALIFORNIA, N.A.
SAN FRANCISCO, CA 94101

LEGAL COUNSEL
MORGAN, LEWIS & BOCKIUS LLP
PHILADELPHIA, PA 19103

AUDITORS
PRICEWATERHOUSECOOPERS LLP
PHILADELPHIA, PA 19103

[Bishop Street Funds Logo Omitted]

       For more information about Bishop Street Funds, Call 1-800-262-9565 or your Investment Specialist
                  Visit us online at www.bishopstreetfunds.com

[Bishop Street Funds Logo Omitted]

BISHOP STREET FUNDS
P.O. BOX 3708
HONOLULU, HI 96811


THIS REPORT AND THE FINANCIAL
STATEMENTS CONTAINED HEREIN ARE
SUBMITTED FOR THE GENERAL INFORMATION
OF BISHOP STREET FUNDS' SHAREHOLDERS.
THIS REPORT IS NOT AUTHORIZED FOR
DISTRIBUTION TO PROSPECTIVE INVESTORS
UNLESS PRECEDED OR ACCOMPANIED BY AN
EFFECTIVE PROSPECTUS.

SHARES OF BISHOP STREET FUNDS ARE
NOT DEPOSITS OR OBLIGATIONS OF, OR
GUARANTEED BY FIRST HAWAIIAN BANK OR
ANY OF ITS AFFILIATES. SUCH SHARES ARE
ALSO NOT FEDERALLY INSURED BY THE
FEDERAL DEPOSIT INSURANCE CORPORATION,
THE FEDERAL RESERVE BOARD, OR ANY
OTHER AGENCY. INVESTMENT IN SHARES OF
MUTUAL FUNDS INVOLVES RISK, INCLUDING
THE POSSIBLE LOSS OF PRINCIPAL. THE
BISHOP STREET FUNDS ARE DISTRIBUTED BY
SEI INVESTMENTS DISTRIBUTION CO., WHICH
IS NOT AFFILIATED WITH FIRST HAWAIIAN
BANK, BANK OF THE WEST OR BANCWEST
CORPORATION. BANCWEST CORPORATION IS
A WHOLLY-OWNED SUBSIDIARY OF BNP
PARIBAS.

BSF-AR-006-0900

ITEM 2.           CODE OF ETHICS.

The registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, comptroller or principal accounting officer, and any person who performs a similar function.

ITEM 3.           AUDIT COMMITTEE FINANCIAL EXPERT

(a)(1) The registrant's Board of Trustees has determined that the registrant has at least one audit committee financial expert serving on the audit committee.


(a)(2) The audit committee financial expert is Manuel R. Sylvester and is independent as defined in Form N-CSR Item 3 (a) (2).





ITEM 4.           PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Fees billed by PriceWaterhouseCoopers LLP Related to the Funds

PriceWaterhouseCoopers LLP billed the Funds aggregate fees for services rendered to the Funds for the last two fiscal years as follows:

------------------ ----------------------------------------------------- -----------------------------------------------------
                                           2003                                                   2002
------------------ ----------------------------------------------------- -----------------------------------------------------
                   All fees and      All fees and      All other fees    All fees and      All fees and      All other fees
                   services to the   services to       and services to   services to the   services to       and services to
                   Trust that were   service           service           Trust that were   service           service
                   pre-approved      affiliates that   affiliates that   pre-approved      affiliates that   affiliates that
                                     were              did not require                     were              did not require
                                     pre-approved      pre-approval                        pre-approved      pre-approval
------- ---------- ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
(a)     Audit      $     90,500                 N/A      $          0      $     85,000             N/A         $          0
        Fees(1)

------- ---------- ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
(b)     Audit-     $          0        $          0      $          0      $          0     $          0        $          0
        Related
        Fees

------- ---------- ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
(c)     Tax        $          0        $          0      $          0      $          0     $          0        $          0
        Fees

------- ---------- ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
(d)     All        $          0        $          0      $          0      $          0     $          0        $          0
        Other
        Fees

------- ---------- ----------------- ----------------- ----------------- ----------------- ----------------- -----------------

          Notes:
              (1) Audit fees include amounts related to the audit of the registrant's annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings.

(e)(1)   Not applicable.

(e)(2) Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

                ---------------------------- ----------------- ----------------
                                                   2003              2002
                ---------------------------- ----------------- ----------------
                Audit-Related Fees                  0 %               0 %

                ---------------------------- ----------------- ----------------
                Tax Fees                            0 %               0 %

                ---------------------------- ----------------- ----------------
                All Other Fees                      0 %               0 %

                ---------------------------- ----------------- ----------------


(f)      Not applicable

(g) The aggregate non-audit fees and services billed by PriceWaterhouseCoopers LLP for the last two fiscal years were $0 for 2003 and $0 for 2002.

(h)      Not applicable

ITEM 5.           AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.  (RESERVED)

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PURCHASERS OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 9.           CONTROLS AND PROCEDURES.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting.

ITEMS 10.         EXHIBITS.

(a)(1) Code of Ethics attached hereto.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.

                                   SIGNATURES

Pursuant to the requirements of the securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                           Bishop Steet Funds


By (Signature and Title)*             /s/Robert A. Nesher
                                      -----------------------------------------
                                       Robert A. Nesher, Trustee, Chairman and
                                            President of the Board of Trustees
Date 02/24/04


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*              /s/Robert A. Nesher
                                       ---------------------------------------
Date 02/24/04                          Robert A. Nesher, Trustee, Chairman and
                                            President of the Board of Trustees


By (Signature and Title)*              /s/Peter J. Golden
                                       -----------------------------------------
                                       Peter J. Golden, Treasurer and Controller
Date 02/24/04


o   Print the name and title of each signing officer under his or her signature.